UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number:	811-03850

Exact name of registrant as specified in charter:	Delaware Group® Tax Free Fund

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	August 31

Date of reporting period:	February 28, 2011

Item 1. Reports to Stockholders

Semiannual report Delaware Tax-Free USA Fund Delaware Tax-Free USA Intermediate Fund Delaware National High-Yield Municipal Bond Fund February 28, 2011 Fixed income mutual funds
Carefully consider the Funds’ investment objectives, risk factors, charges, and expenses before investing. This and other information can be found in the Funds’ prospectuses and, if available, their summary prospectuses, which may be obtained by visiting www.delawareinvestments.com or calling 800 523-1918. Investors should read the prospectus and, if available, the summary prospectus carefully before investing.

You can obtain shareholder reports and prospectuses online instead of in the mail. Visit www.delawareinvestments.com/edelivery.

Experience Delaware Investments

Delaware Investments is committed to the pursuit of consistently superior asset management and unparalleled client service. We believe in our investment processes, which seek to deliver consistent results, and in convenient services that help add value for our clients.

If you are interested in learning more about creating an investment plan, contact your financial advisor.

You can learn more about Delaware Investments or obtain a prospectus for Delaware Tax-Free USA Fund, Delaware Tax-Free USA Intermediate Fund, and Delaware National High-Yield Municipal Bond Fund at www.delawareinvestments.com.

Manage your investments online
24-hour access to your account information Obtain share prices Check your account balance and recent transactions Request statements or literature Make purchases and redemptions

Delaware Management Holdings, Inc., and its subsidiaries (collectively known by the marketing name of Delaware Investments) are wholly owned subsidiaries of Macquarie Group Limited, a global provider of banking, financial, advisory, investment and funds management services.

Investments in Delaware Tax-Free USA Fund, Delaware Tax-Free USA Intermediate Fund, and Delaware National High-Yield Municipal Bond Fund are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Funds, the repayment of capital from the Funds, or any particular rate of return.

Table of contents
Disclosure of Fund expenses	1
Sector allocations	4
Statements of net assets	7
Statements of operations	52
Statements of changes in net assets	54
Financial highlights	60
Notes to financial statements	84
Other Fund information	96
About the organization	97

Unless otherwise noted, views expressed herein are current as of Feb. 28, 2011, and subject to change.

Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor. Delaware Investments, a member of Macquarie Group, refers to Delaware Management Holdings, Inc. and its subsidiaries, including the Funds’ distributor, Delaware Distributors, L.P. Macquarie Group refers to Macquarie Group Limited and its subsidiaries and affiliates worldwide.

© 2011 Delaware Management Holdings, Inc.

All third-party trademarks cited are the property of their respective owners.

Disclosure of Fund expenses
For the six-month period September 1, 2010 to February 28, 2011

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. These following examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from September 1, 2010 to February 28, 2011.

Actual expenses

The first section of the tables shown, “Actual Fund return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second section of the tables shown, “Hypothetical 5% return,” provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Funds’ expenses shown in the tables reflect fee waivers in effect. The expenses shown in each table assume reinvestment of all dividends and distributions.

Disclosure of Fund expenses

Delaware Tax-Free USA Fund
Expense analysis of an investment of $1,000

	Beginning	Ending		Expenses
	Account Value	Account Value	Annualized	Paid During Period
	9/1/10	2/28/11	Expense Ratio	9/1/10 to 2/28/11*
Actual Fund return
Class A	$1,000.00	$956.50	0.80%	$3.88
Class B	1,000.00	953.80	1.56%	7.56
Class C	1,000.00	953.80	1.56%	7.56
Institutional Class	1,000.00	958.20	0.56%	2.72
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,020.83	0.80%	$4.01
Class B	1,000.00	1,017.06	1.56%	7.80
Class C	1,000.00	1,017.06	1.56%	7.80
Institutional Class	1,000.00	1,022.02	0.56%	2.81

Delaware Tax-Free USA Intermediate Fund
Expense analysis of an investment of $1,000

	Beginning	Ending		Expenses
	Account Value	Account Value	Annualized	Paid During Period
	9/1/10	2/28/11	Expense Ratio	9/1/10 to 2/28/11*
Actual Fund return
Class A	$1,000.00	$961.70	0.75%	$3.65
Class B	1,000.00	956.70	1.60%	7.76
Class C	1,000.00	956.80	1.60%	7.76
Institutional Class	1,000.00	962.10	0.60%	2.92
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,021.08	0.75%	$3.76
Class B	1,000.00	1,016.86	1.60%	8.00
Class C	1,000.00	1,016.86	1.60%	8.00
Institutional Class	1,000.00	1,021.82	0.60%	3.01

Delaware National High-Yield Municipal Bond Fund
Expense analysis of an investment of $1,000

	Beginning	Ending		Expenses
	Account Value	Account Value	Annualized	Paid During Period
	9/1/10	2/28/11	Expense Ratio	9/1/10 to 2/28/11*
Actual Fund return
Class A	$1,000.00	$937.20	0.85%	$4.08
Class B	1,000.00	933.90	1.60%	7.67
Class C	1,000.00	934.00	1.60%	7.67
Institutional Class	1,000.00	938.10	0.60%	2.88
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,020.58	0.85%	$4.26
Class B	1,000.00	1,016.86	1.60%	8.00
Class C	1,000.00	1,016.86	1.60%	8.00
Institutional Class	1,000.00	1,021.82	0.60%	3.01

*“Expenses Paid During Period” are equal to Funds’ annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Sector allocations
Delaware Tax-Free USA Fund	As of February 28, 2011

Sector designations may be different than the sector designations presented in other Fund materials.

Sector	Percentage of net assets
Municipal Bonds	96.59%
Corporate Revenue Bonds	16.36%
Education Revenue Bonds	10.43%
Electric Revenue Bonds	2.32%
Healthcare Revenue Bonds	9.02%
Housing Revenue Bonds	1.46%
Lease Revenue Bonds	4.68%
Local General Obligation Bonds	4.85%
Pre-Refunded/Escrowed to Maturity Bonds	10.26%
Special Tax Revenue Bonds	12.85%
State General Obligation Bonds	10.81%
Transportation Revenue Bonds	9.74%
Water & Sewer Revenue Bonds	3.81%
Short-Term Investments	3.48%
Total Value of Securities	100.07%
Liabilities Net of Receivables and Other Assets	(0.07%)
Total Net Assets	100.00%

Delaware Tax-Free USA Intermediate Fund	As of February 28, 2011

Sector designations may be different than the sector designations presented in other Fund materials.

Sector	Percentage of net assets
Municipal Bonds	95.84%
Corporate Revenue Bonds	9.25%
Education Revenue Bonds	5.83%
Electric Revenue Bonds	2.26%
Healthcare Revenue Bonds	9.33%
Housing Revenue Bonds	0.64%
Lease Revenue Bonds	3.26%
Local General Obligation Bonds	5.60%
Pre-Refunded/Escrowed to Maturity Bonds	4.86%
Resource Recovery Revenue Bonds	0.29%
Special Tax Revenue Bonds	11.20%
State General Obligation Bonds	25.21%
Transportation Revenue Bonds	12.56%
Water & Sewer Revenue Bonds	5.55%
Short-Term Investments	2.63%
Total Value of Securities	98.47%
Receivables and Other Assets Net of Liabilities	1.53%
Total Net Assets	100.00%

Sector allocations
Delaware National High-Yield Municipal Bond Fund	As of February 28, 2011

Sector designations may be different than the sector designations presented in other Fund materials.

Sector	Percentage of net assets
Municipal Bonds	91.28%
Corporate Revenue Bonds	17.51%
Education Revenue Bonds	19.98%
Electric Revenue Bond	0.42%
Healthcare Revenue Bonds	19.24%
Housing Revenue Bonds	0.70%
Lease Revenue Bonds	3.73%
Local General Obligation Bonds	1.14%
Pre-Refunded Bonds	0.52%
Special Tax Revenue Bonds	16.22%
State General Obligation Bonds	5.26%
Transportation Revenue Bonds	4.89%
Water & Sewer Revenue Bonds	1.67%
Short-Term Investments	5.97%
Total Value of Securities	97.25%
Receivables and Other Assets Net of Liabilities	2.75%
Total Net Assets	100.00%

Statements of net assets
Delaware Tax-Free USA Fund	February 28, 2011 (Unaudited)

	Principal amount	Value
Municipal Bonds – 96.59%
Corporate Revenue Bonds – 16.36%
Alliance Airport Authority, Texas Special Facilities Revenue
(American Airlines Project) Series B 5.25% 12/1/29 (AMT)	$2,250,000	$1,601,078
Brazos, Texas River Authority Pollution Control Revenue
(Texas Utilities) 5.40% 5/1/29 (AMT)	3,000,000	812,190
•(TXU Energy Co. Project) Series B 6.30% 7/1/32 (AMT)	3,500,000	947,135
Buckeye, Ohio Tobacco Settlement Financing Authority
Asset-Backed Series A-2
5.875% 6/1/47	14,405,000	9,595,746
6.50% 6/1/47	6,000,000	4,381,380
Cloquet, Minnesota Pollution Control Revenue
(Potlatch Corp. Project) 5.90% 10/1/26	1,695,000	1,522,737
Harris County, Texas Industrial Development Corporation
Solid Waste Disposal Revenue
(Deer Park Refining Project) 5.00% 2/1/23	2,955,000	2,971,430
Hawaii State Department Budget &
Finance Special Purpose Revenue (Hawaiian
Electric Co. Subsidiary) 6.50% 7/1/39	5,350,000	5,279,166
Illinois Railsplitter Tobacco Settlement Authority
6.00% 6/1/28	6,000,000	5,885,700
6.25% 6/1/24	6,810,000	6,836,081
Indiana State Finance Authority Environmental Revenue
(U.S. Steel Corp. Project) 6.00% 12/1/26	2,610,000	2,592,905
Indianapolis, Indiana Airport Authority Revenue
Special Facilities (Federal Express Corp. Project)
5.10% 1/15/17 (AMT)	2,750,000	2,905,513
Series 1998 5.50% 5/1/29 (AMT)	2,000,000	1,817,440
Iowa Finance Authority Pollution Control Facility Revenue
(Interstate Power) 5.00% 7/1/14 (FGIC)	3,640,000	3,922,100
Maryland Economic Development Corporation Revenue
(CNX Marine Terminals Inc.) 5.75% 9/1/25	3,375,000	3,173,580
Mason County, West Virginia Pollution Control Revenue
(Appalachian Power Co. Project)
Series K 6.05% 12/1/24 (AMBAC)	3,000,000	3,020,910
Mississippi Business Finance Corporation Pollution Control
Revenue (System Energy Resources, Inc. Project)
5.90% 5/1/22	3,000,000	2,959,950

Statements of net assets
Delaware Tax-Free USA Fund

	Principal amount	Value
Municipal Bonds (continued)
Corporate Revenue Bonds (continued)
Missouri State Environmental Improvement & Energy
Resource Authority Pollution Control Revenue
Refunding (St. Joseph Light & Power Co. Project)
5.85% 2/1/13 (AMBAC)	$2,200,000	$2,205,852
• Mobile, Alabama Industrial Development Board Pollution
Control Revenue (Alabama Power Co.)
Series B 4.875% 6/1/34	4,750,000	5,038,753
M-S-R Energy Authority, California Gas Revenue Series A
6.125% 11/1/29	1,915,000	1,937,176
6.50% 11/1/39	3,915,000	4,071,091
New Jersey Economic Development Authority Special
Facility Revenue (Continental Airlines, Inc. Project)
6.25% 9/15/29 (AMT)	2,000,000	1,874,960
• New York City, New York Industrial Development Agency
Special Facilities Revenue (American Airlines -
JFK International Airport)
7.625% 8/1/25 (AMT)	4,620,000	4,707,133
7.75% 8/1/31 (AMT)	2,000,000	2,046,120
Ohio State Air Quality Development Authority Revenue
Environmental Improvement (First Energy Generation)
Series A 5.70% 8/1/20	4,750,000	4,914,255
Pennsylvania Economic Development Financing Authority
Exempt Facilities Revenue (Allegheny Energy Supply Co.)
7.00% 7/15/39	6,340,000	6,825,706
Petersburg, Indiana Pollution Control Revenue (Indianapolis
Power & Light Co. Project) 6.375% 11/1/29 (AMT)	5,000,000	5,019,700
Richmond County, Georgia Development Authority
Environmental Improvement Revenue (International
Paper Co.) Series B 5.95% 11/15/25 (AMT)	5,000,000	5,009,150
South Carolina Jobs-Economic Development Authority
Industrial Revenue (South Carolina Electric & Gas Co.
Project) Series B 5.45% 11/1/32 (AMBAC) (AMT)	500,000	464,845
		104,339,782
Education Revenue Bonds – 10.43%
Bowling Green, Ohio Student Housing Revenue CFP I
(State University Project) 6.00% 6/1/45	5,390,000	4,898,432
Broward County, Florida Educational Facilities Authority
Revenue (Nova Southeastern Project)
5.25% 4/1/27 (RADIAN)	1,000,000	912,910

	Principal amount	Value
Municipal Bonds (continued)
Education Revenue Bonds (continued)
California Statewide Communities Development Authority
School Facility Revenue (Aspire Public Schools)
6.125% 7/1/46	$5,160,000	$4,534,866
California Statewide Communities Development Authority
Student Housing Revenue (East Campus Apartments, LLC)
Series A 5.625% 8/1/34 (ACA)	3,400,000	3,022,022
Connecticut State Health & Educational Facilities Authority
Revenue (Yale University) Series A-1 5.00% 7/1/25	3,000,000	3,234,570
Delaware County, Pennsylvania Industrial Development
Authority Charter School Revenue (Chester Community
Charter School) Series A 6.125% 8/15/40	2,400,000	2,155,824
Gainesville, Georgia Redevelopment Authority Educational
Facilities Revenue (Riverside Military Academy Project)
5.125% 3/1/37	2,850,000	2,050,233
Marietta, Georgia Development Authority Revenue
(Life University Income Project) 7.00% 6/15/39	4,200,000	3,930,948
Massachusetts Development Finance Agency
(Harvard University) Series B-2 5.25% 2/1/34	5,000,000	5,303,500
Massachusetts State Health & Educational Facilities
Authority Revenue (Harvard University) Series A
5.00% 12/15/29	5,295,000	5,645,688
5.50% 11/15/36	4,515,000	4,804,682
(Nichols College Project) Series C 6.125% 10/1/29	4,350,000	4,211,540
Missouri State Health & Educational Facilities
Authority Revenue (Washington University)
Series A 5.375% 3/15/39	5,000,000	5,186,700
New Jersey Economic Development Authority Revenue
(Provident Group - Montclair) 5.875% 6/1/42	4,285,000	3,933,587
New Jersey State Educational Facilities Authority Revenue
(University of Medicine & Dentistry) Series B 7.50% 12/1/32	1,435,000	1,580,050
Pennsylvania State Higher Educational Facilities Authority
Student Housing Revenue (University Properties Inc. - East
Stroudsburg University of Pennsylvania) 5.00% 7/1/31	6,000,000	5,167,380
Provo, Utah Charter School Revenue (Freedom Academy
Foundation Project) 5.50% 6/15/37	1,665,000	1,188,277
San Juan, Texas Higher Education Finance Authority
Education Revenue (Idea Public Schools)
Series A 6.70% 8/15/40	1,500,000	1,506,195

Statements of net assets
Delaware Tax-Free USA Fund

	Principal amount	Value
Municipal Bonds (continued)
Education Revenue Bonds (continued)
St. Louis, Missouri Industrial Development Authority
Revenue (Confluence Academy Project) Series A
5.25% 6/15/25	$1,150,000	$962,550
5.35% 6/15/32	2,300,000	1,810,491
University of the Virgin Islands Series A 5.375% 6/1/34	500,000	457,530
		66,497,975
Electric Revenue Bonds – 2.32%
California State Department of Water Resources
Series L 5.00% 5/1/20	5,000,000	5,664,550
Puerto Rico Electric Power Authority Revenue
Series PP 5.00% 7/1/25 (NATL-RE) (FGIC)	1,000,000	956,500
Series WW 5.50% 7/1/38	2,100,000	1,915,074
Series XX 5.75% 7/1/36	5,495,000	5,241,186
Sikeston, Missouri Electric Revenue Refunding
6.00% 6/1/13 (NATL-RE)	1,000,000	1,048,640
		14,825,950
Healthcare Revenue Bonds – 9.02%
Brevard County, Florida Health Facilities Authority
Revenue (Heath First Inc. Project)
Series B 7.00% 4/1/39	1,610,000	1,724,664
Butler County, Pennsylvania Hospital Authority
Revenue (Butler Health System Project)
7.125% 7/1/29	2,250,000	2,458,710
Cape Girardeau County, Missouri Industrial
Development Authority Health Care Facilities Revenue
Unrefunded Balance (St. Francis Medical Center)
Series A 5.50% 6/1/32	1,000,000	981,480
Cleveland-Cuyahoga County, Ohio Port Authority
Revenue Senior Housing (St. Clarence - Geac)
Series A 6.25% 5/1/38	1,500,000	1,144,065
Colorado Health Facilities Authority Revenue
(Evangelical Lutheran) Series A 5.25% 6/1/34	4,275,000	3,945,740
Cuyahoga County, Ohio Revenue (Cleveland Clinic
Health Systems) Series A 5.50% 1/1/29	4,000,000	3,977,200
Fairfax County, Virginia Industrial Development Authority
Revenue (Inova Health Services) Series A 5.50% 5/15/35	2,500,000	2,529,400
Gainesville & Hall County, Georgia Development Authority
Revenue Senior Living Facilities (Lanier Village Estates
Project) Series C 7.25% 11/15/29	1,000,000	1,006,600

	Principal amount	Value
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Illinois Finance Authority Revenue (Silver Cross &
Medical Centers) 7.00% 8/15/44	$5,500,000	$5,492,739
Illinois Health Facilities Authority Revenue (Elmhurst
Memorial Healthcare Project) 5.625% 1/1/28	2,000,000	1,853,100
Lucas County, Ohio Health Care Facility Revenue (Sunset
Retirement Communities) Series A 6.625% 8/15/30	2,000,000	2,001,620
Maricopa County, Arizona Industrial Development Authority
Health Facilities Revenue (Catholic Healthcare West)
Series A 6.00% 7/1/39	3,690,000	3,696,827
Michigan State Hospital Finance Authority
Revenue (Ascension Health Credit Group)
Series B 5.25% 11/15/26	3,500,000	3,531,395
(Trinity Health Credit) Series C 5.375% 12/1/30	4,500,000	4,369,050
New York State Dormitory Authority Revenue Non State
Supported Debt
(North Shore LI Jewish Health System)
Series A 5.50% 5/1/37	3,000,000	2,926,620
(Orange Regional Medical Center) 6.50% 12/1/21	2,745,000	2,766,219
North Carolina Medical Care Commission Health Care
Facilities Revenue
(First Mortgage - Galloway Ridge Project)
Series A 5.875% 1/1/31	1,555,000	1,427,910
(First Mortgage - Presbyterian Homes) 5.40% 10/1/27	3,260,000	2,839,199
Ohio State Higher Educational Facility Community Revenue
(Cleveland Clinic Health System Obligation Group)
Series A 5.25% 1/1/33	2,000,000	1,944,160
^ Oregon Health & Science University Revenue (Capital
Appreciation Insured) Series A 5.50% 7/1/21 (NATL-RE)	2,000,000	1,163,200
Philadelphia, Pennsylvania Hospitals & Higher Education
Facilities Authority Hospital Revenue (Temple University
Health System) Series A 5.50% 7/1/30	2,700,000	2,410,344
Puerto Rico Industrial, Tourist, Educational,
Medical & Environmental Control Facilities Revenue
(Hospital Auxilio Mutuo Obligated Group)
Series A 6.25% 7/1/24 (NATL-RE)	1,200,000	1,200,900
Tallahassee, Florida Health Facilities Revenue
(Tallahassee Memorial Regional Medical Center)
Series B 6.00% 12/1/15 (NATL-RE)	2,140,000	2,144,430
		57,535,572

Statements of net assets
Delaware Tax-Free USA Fund

	Principal amount	Value
Municipal Bonds (continued)
Housing Revenue Bonds – 1.46%
California Municipal Finance Authority Mobile Home Park
Revenue (Caritas Projects) Series A 6.40% 8/15/45	$4,770,000	$4,346,519
Florida Housing Finance Agency
(Landings at Sea Forest Apartments) Series T
5.85% 12/1/18 (AMBAC) (FHA) (AMT)	270,000	270,024
6.05% 12/1/36 (AMBAC) (FHA) (AMT)	700,000	633,360
(Spinnaker Cove Apartments) Series G
6.50% 7/1/36 (AMBAC) (FHA) (AMT)	500,000	478,450
Missouri State Housing Development Commission
Mortgage Revenue Single Family Homeowner Loan A
5.20% 9/1/33 (GNMA) (FNMA) (AMT)	160,000	154,245
Missouri State Housing Development Commission
Multifamily Housing Revenue
(Hyder) Series 3 5.60% 7/1/34 (FHA) (AMT)	1,435,000	1,435,187
(San Remo) Series 5 5.45% 1/1/36 (FHA) (AMT)	500,000	489,965
New Mexico Mortgage Finance Authority Revenue
Series E 6.95% 1/1/26 (GNMA) (FNMA)	80,000	80,929
Orange County, Florida Housing Finance Authority
Homeowner Revenue Series B
5.25% 3/1/33 (GNMA) (FNMA) (AMT)	100,000	97,079
Oregon Health, Housing, Educational, & Cultural Facilities
Authority Revenue (Pier Park Project) Series A
6.05% 4/1/18 (AGM) (AMT)	815,000	816,133
Volusia County, Florida Multifamily Housing Finance
Authority (San Marco Apartments)
Series A 5.60% 1/1/44 (AGM) (AMT)	500,000	491,115
		9,293,006
Lease Revenue Bonds – 4.68%
Capital Area, Texas Cultural Education Facilities Finance
Corporation Revenue (Roman Catholic Diocese)
Series B 6.125% 4/1/45	2,045,000	1,948,251
Capital Trust Agency Florida Revenue
(Fort Lauderdale/Cargo Acquisition Project)
5.75% 1/1/32 (AMT)	3,750,000	3,101,813
(Orlando/Cargo Acquisition Project) 6.75% 1/1/32 (AMT)	2,395,000	2,114,282
Grapevine, Texas Industrial Development Corporate Revenue
(Air Cargo) 6.50% 1/1/24 (AMT)	850,000	794,240
Houston, Texas Industrial Development Corporate Revenue
(Air Cargo) 6.375% 1/1/23 (AMT)	1,985,000	1,824,632

	Principal amount	Value
Municipal Bonds (continued)
Lease Revenue Bonds (continued)
Loudoun County, Virginia Industrial Development
Authority Public Safety Facility Lease Revenue
Series A 5.25% 12/15/23 (AGM)	$700,000	$756,266
Missouri State Development Finance Board Infrastructure
Facilities Revenue
(Branson Landing Project) Series A
5.25% 12/1/19	1,435,000	1,494,538
5.625% 12/1/28	2,365,000	2,389,620
(Sewer System Improvement Project)
Series C 5.00% 3/1/25	605,000	585,465
(Triumph Foods Project) Series A 5.25% 3/1/25	500,000	496,085
New Jersey Economic Development Authority
(School Facilities Construction)
Series EE 5.00% 9/1/18	6,000,000	6,389,819
Series GG 5.75% 9/1/23	1,000,000	1,073,150
New Jersey State Various Purpose 5.00% 6/1/17	3,000,000	3,385,529
Puerto Rico Commonwealth Industrial Development
Company General Purpose Revenue
Series B 5.375% 7/1/16	1,000,000	1,000,700
Puerto Rico Public Buildings Authority Revenue
(Guaranteed Government Facilities)
Series F 5.25% 7/1/25	930,000	887,546
^ St. Louis, Missouri Industrial Development Authority
Leasehold Revenue (Convention Center Hotel)
5.80% 7/15/20 (AMBAC)	3,035,000	1,620,842
		29,862,778
Local General Obligation Bonds – 4.85%
Boerne, Texas Independent School District Building
5.25% 2/1/27 (PSF)	4,000,000	4,169,160
Fairfax County, Virginia Improvement
Series A 5.00% 4/1/18	6,000,000	7,071,961
Georgetown Independent School District (School Building)
5.00% 8/15/22 (PSF)	500,000	565,480
5.00% 8/15/24 (PSF)	1,430,000	1,580,407
5.00% 8/15/25 (PSF)	945,000	1,033,083
5.00% 8/15/26 (PSF)	1,000,000	1,081,820
Los Angeles, California Unified School District Election of 2005
Series F 5.00% 1/1/34	6,180,000	5,915,929

Statements of net assets
Delaware Tax-Free USA Fund

	Principal amount	Value
Municipal Bonds (continued)
Local General Obligation Bonds (continued)
New York City, New York
Series I-1 5.375% 4/1/36	$5,000,000	$5,091,650
Unrefunded Balance Series I 5.125% 3/1/23	2,260,000	2,369,881
Powell, Ohio 5.50% 12/1/32 (NATL-RE)	2,000,000	2,052,140
		30,931,511
§Pre-Refunded/Escrowed to Maturity Bonds – 10.26%
Cape Girardeau County, Missouri Industrial Development
Authority Health Care Facilities Revenue (Southeast
Missouri Hospital) 5.25% 6/1/16 (NATL-RE)	440,000	485,373
Duluth, Minnesota Economic Development Authority Health
Care Facilities Revenue (Benedictine Health System -
St. Mary’s Hospital) 5.25% 2/15/33-14	4,000,000	4,481,880
Golden State, California Tobacco Securitization Corporation
Settlement Revenue Series B 5.625% 6/1/38-13	7,500,000	8,313,225
^ Greene County, Missouri Single Family Mortgage Revenue
Municipal Multiplier (Private Mortgage Insurance)
6.10% 3/1/16	1,225,000	1,092,921
Henrico County, Virginia Economic Development Authority
Revenue (Bon Secours Health System)
Series A 5.60% 11/15/30-11	130,000	141,124
Illinois Educational Facilities Authority Student Housing
Revenue (Educational Advancement Fund - University
Center Project) 6.25% 5/1/30-12	5,000,000	5,387,450
Linn County, Oregon Community School District #9
Lebanon 5.60% 6/15/30-13 (FGIC)	2,000,000	2,223,840
Louisiana Public Facilities Authority Hospital Revenue
(Southern Baptist Hospital, Inc. Project) 8.00% 5/15/12	1,880,000	1,954,880
Maryland State Economic Development Corporation,
Student Housing Revenue (University of Maryland
College Park Project) 5.625% 6/1/35-13	1,125,000	1,247,513
Milledgeville-Baldwin County, Georgia Development
Authority Revenue (Georgia College & State University
Foundation Student Housing Project) 6.00% 9/1/33-14	1,000,000	1,172,690
New Jersey State Educational Facilities Authority
Revenue (Stevens Institute of Technology)
Series B 5.25% 7/1/24-14	2,085,000	2,364,056
New Jersey State Highway Authority Garden State
Parkway General Revenue (Senior Parkway)
5.50% 1/1/14 (FGIC)	5,000,000	5,632,500
5.50% 1/1/16 (FGIC)	1,000,000	1,179,700

	Principal amount	Value
Municipal Bonds (continued)
§Pre-Refunded/Escrowed to Maturity Bonds (continued)
New York City, New York
Series I 5.125% 3/1/23-13	$3,615,000	$3,939,229
Series J 5.25% 6/1/28-13	1,495,000	1,648,267
North Carolina Medical Care Commission Hospital Revenue
(Northeast Medical Center Project) 5.125% 11/1/34-14	1,250,000	1,431,238
Oklahoma State Turnpike Authority Revenue (First Senior)
6.00% 1/1/22	13,535,000	16,835,374
Osceola County, Florida School Board Certificates of
Participation Series A 5.25% 6/1/27-12 (AMBAC)	2,500,000	2,669,250
Virgin Islands Public Finance Authority Revenue
Series A 7.30% 10/1/18	2,020,000	2,468,036
Wisconsin Housing & Economic Developing Authority
Revenue 6.10% 6/1/21-17 (FHA)	645,000	762,519
		65,431,065
Special Tax Revenue Bonds – 12.85%
Brooklyn Arena Local Development Corporation, New York
Pilot Revenue (Barclays Center Project) 6.50% 7/15/30	8,230,000	8,390,320
California State Economic Recovery Refunding
Series A 5.25% 7/1/21	3,130,000	3,487,196
Florida Enterprise Community Development District
Special Assessment 6.10% 5/1/16 (NATL-RE)	695,000	697,801
Henderson, Nevada Local Improvement Districts
#T-18 5.30% 9/1/35	2,310,000	1,191,683
Hollywood, Florida Community Redevelopment Agency
Revenue (Beach CRA) 5.625% 3/1/24	1,200,000	1,217,628
Jacksonville, Florida Excise Taxes Revenue
Series B 5.00% 10/1/26 (AMBAC)	1,000,000	1,000,710
Lammersville, California School District Community Facilities
District #2002 (Mountain House) 5.125% 9/1/35	4,125,000	3,185,078
Middlesex County, New Jersey Improvement Authority Senior
Revenue (Heldrich Center Hotel/Conference Project) Series A
5.00% 1/1/32	1,500,000	694,305
5.125% 1/1/37	1,500,000	692,835
Missouri State Environmental Improvement & Energy Water
Pollution Control Revenue (State Revolving Fund Project)
Series A 6.05% 7/1/16 (AGM)	1,030,000	1,034,573
Missouri State Highways & Transportation Commission State
Road Revenue Series B 5.00% 5/1/24	9,000,000	9,600,570

Statements of net assets
Delaware Tax-Free USA Fund

	Principal amount	Value
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
New Jersey Economic Development Authority Revenue
(Cigarette Tax)
5.50% 6/15/31	$1,000,000	$862,830
5.75% 6/15/34	1,935,000	1,668,686
New York City, New York
Series A 5.00% 8/1/19	2,690,000	3,051,617
Series B 5.00% 8/1/19	5,105,000	5,791,265
New York City, New York Transitional Finance Authority
Future Tax Secured
Fiscal 2011 5.00% 2/1/26	3,000,000	3,169,350
Series C 5.25% 11/1/25	6,000,000	6,528,660
Series D 5.00% 2/1/31	5,000,000	4,999,800
New York Sales Tax Asset Receivables
Series A 5.25% 10/15/27 (AMBAC)	1,000,000	1,049,800
New York State Dormitory Authority State Personal Income
Tax Revenue Series B 5.25% 3/15/38	6,000,000	6,056,640
Puerto Rico Sales Tax Financing Corporation Tax Revenue
Ω(Capital Appreciation) Series A 6.75% 8/1/32	10,780,000	8,728,997
Series A 5.75% 8/1/37	5,000,000	4,966,150
Tampa, Florida Sports Authority Revenue Sales Tax
(Tampa Bay Arena Project) 5.75% 10/1/20 (NATL-RE)	1,000,000	1,039,310
^ Wyandotte County, Kansas City, Kansas Unified
Government Special Obligation Revenue (Capital
Appreciation-Sales Tax Subordinate Lien) 6.07% 6/1/21	5,230,000	2,834,555
		81,940,359
State General Obligation Bonds – 10.81%
California State 5.25% 11/1/40	3,795,000	3,632,612
California State Revenue (Antic NTS)
Series A-2 3.00% 6/28/11	6,500,000	6,544,070
California State Various Purposes
6.00% 4/1/38	4,060,000	4,197,593
6.50% 4/1/33	2,570,000	2,795,312
Connecticut State Economic Recovery Series A 5.00% 1/1/16	6,000,000	6,834,000
Guam Government Series A 7.00% 11/15/39	4,295,000	4,487,846
Maryland State & Local Facilities Loan
Second Series 5.00% 8/1/16	4,000,000	4,653,760
Series C 5.00% 11/1/18	8,550,000	10,100,115

		Principal amount	Value
Municipal Bonds (continued)
State General Obligation Bonds (continued)
	North Carolina State Public Improvement
	Series A 5.00% 5/1/20	$10,585,000	$12,509,036
	Puerto Rico Commonwealth Public Improvement Series A
	5.125% 7/1/31	4,415,000	4,187,583
	5.25% 7/1/23	500,000	487,995
	5.50% 7/1/19 (NATL-RE)	5,000,000	5,194,350
	Virginia State Series D 5.00% 6/1/19	2,785,000	3,293,290
			68,917,562
Transportation Revenue Bonds – 9.74%
	Branson, Missouri Regional Airport Transportation
	Development District Revenue (Branson Airport Project)
	Series B 6.00% 7/1/37 (AMT)	1,500,000	557,175
	Dallas-Fort Worth, Texas International Airport Revenue
	Series A 5.50% 11/1/31 (NATL-RE) (FGIC) (AMT)	1,500,000	1,499,925
	Delaware Transportation Authority 5.00% 7/1/22	4,345,000	4,618,692
	Maryland State Economic Development Corporation Revenue
	(Transportation Facilities Project) Series A 5.75% 6/1/35	5,075,000	4,583,233
	New York State Thruway Authority General Revenue
	Series H 5.00% 1/1/19 (NATL-RE)	6,240,000	6,886,650
	North Texas Tollway Authority Revenue (First Tier)
	Series A 6.00% 1/1/24	3,345,000	3,532,588
	•Series E-3 5.75% 1/1/38	4,320,000	4,790,837
Ω	Pennsylvania Turnpike Commission Revenue Convertible
	Capital Appreciation Series B2 5.35% 12/1/30	8,500,000	6,104,360
	Phoenix, Arizona Civic Improvement Corporation Airport
	Revenue Junior Lien Series A 5.00% 7/1/26	1,800,000	1,810,566
	Port Authority of New York & New Jersey Special Project
	(JFK International Air Terminal)
	6.00% 12/1/42	4,735,000	4,615,205
	6.50% 12/1/28	5,500,000	5,621,990
	St. Louis, Missouri Airport Revenue (Lambert-St. Louis
	International) Series A-1 6.625% 7/1/34	5,995,000	6,109,564
	Texas Private Activity Bond Surface Transportation
	Corporation Senior Lien
	(LBJ Infrastructure) 7.00% 6/30/40	5,715,000	5,816,041
	(Mobility Partners) 6.875% 12/31/39	5,500,000	5,568,585
			62,115,411

Statements of net assets
Delaware Tax-Free USA Fund

	Principal amount	Value
Municipal Bonds (continued)
Water & Sewer Revenue Bonds – 3.81%
Atlanta, Georgia Water & Wastewater Revenue
Series A 6.25% 11/1/39	$5,500,000	$5,664,395
New York City, New York Municipal Water Finance
Authority Water & Sewer System Revenue
Fiscal 2009 Series A 5.75% 6/15/40	4,000,000	4,227,520
Series A 5.25% 6/15/34	3,705,000	3,715,522
New York State Environmental Facilities Corporation
(State Revolving Foundations Master Financing)
Series A 5.00% 8/15/16	5,245,000	6,088,291
Tampa, Florida Water and Sewer Revenue
6.00% 10/1/16 (AGM)	1,000,000	1,181,850
Virgin Islands Water & Power Authority Water System
Revenue 5.50% 7/1/17	510,000	510,653
West Virginia State Water Development Authority Revenue
(Loan Program III) Series A 6.375% 7/1/39 (AMBAC) (AMT)	2,890,000	2,899,971
		24,288,202
Total Municipal Bonds (cost $614,124,171)		615,979,173

Short-Term Investments – 3.48%
¤Variable Rate Demand Notes – 3.48%
California Pollution Control Financing Authority Pollution
Control Revenue Daily Refunding (Pacific Gas & Electric)
Series F 0.17% 11/1/26 (LOC-JPMorgan Chase Bank)	1,500,000	1,500,000
Maryland State Health & Higher Educational Facilities
Authority Revenue (University of Maryland Medical
System) Series A 0.25% 7/1/34 (LOC-Wachovia Bank)	1,500,000	1,500,000
Massachusetts State Health & Educational Facilities
Authority Revenue
(Children’s Hospital) Series N-4 0.21% 10/1/49
(LOC-JPMorgan Chase Bank)	10,000,000	10,000,000
(Harvard University) Series R 0.15% 11/1/49	3,300,000	3,300,000
New York City, New York
Series B-3 0.17% 8/15/17 (LOC-JPMorgan Chase Bank)	800,000	800,000
Sub-Series A-7
0.17% 8/1/20 (LOC-JPMorgan Chase Bank)	4,500,000	4,500,000
0.17% 8/1/21 (LOC-JPMorgan Chase Bank)	600,000	600,000
Total Short-Term Investments (cost $22,200,000)		22,200,000

Value

Total Value of Securities – 100.07%
(cost $636,324,171)	$638,179,173
Liabilities Net of Receivables
and Other Assets – (0.07%)	(434,634)
Net Assets Applicable to 58,645,027
Shares Outstanding – 100.00%	$637,744,539

Net Asset Value – Delaware Tax-Free USA Fund
Class A ($600,692,820 / 55,241,776 Shares)	$10.87
Net Asset Value – Delaware Tax-Free USA Fund
Class B ($3,594,460 / 330,723 Shares)	$10.87
Net Asset Value – Delaware Tax-Free USA Fund
Class C ($28,077,291 / 2,581,482 Shares)	$10.88
Net Asset Value – Delaware Tax-Free USA Fund
Institutional Class ($5,379,968 / 491,046 Shares)	$10.96

Components of Net Assets at February 28, 2011:
Shares of beneficial interest (unlimited authorization – no par)	$642,172,250
Undistributed net investment income	66,895
Accumulated net realized loss on investments	(6,349,608)
Net unrealized appreciation of investments	1,855,002
Total net assets	$637,744,539

§	Pre-Refunded/Escrowed to Maturity bonds. Municipals that are generally backed or secured by U.S. Treasury bonds. For Pre-Refunded bonds, the stated maturity is followed by the year in which the bond is pre-refunded. See Note 8 in “Notes to financial statements.”
^	Zero coupon security. The rate shown is the yield at the time of purchase.
•	Variable rate security. The rate shown is the rate as of February 28, 2011. Interest rates reset periodically.
Ω	Step coupon bond. Indicates security that has a zero coupon that remains in effect until a predetermined date at which time the stated interest rate becomes effective.
¤	Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee or insurance issued with respect to such instrument.

Statements of net assets
Delaware Tax-Free USA Fund

Summary of abbreviations:
ACA — Insured by American Capital Access
AGM — Insured by Assured Guaranty Municipal Corporation
AMBAC — Insured by the AMBAC Assurance Corporation
AMT — Subject to Alternative Minimum Tax
FGIC — Insured by the Financial Guaranty Insurance Company
FHA — Insured by the Federal Housing Administration
FNMA — Federal National Mortgage Association collateral
GNMA — Government National Mortgage Association collateral
LOC — Letter of Credit
NATL-RE — Insured by the National Public Finance Guarantee Corporation
PSF — Insured by the Permanent School Fund
RADIAN — Insured by Radian Asset Assurance

Net Asset Value and Offering Price Per Share –
Delaware Tax-Free USA Fund
Net asset value Class A (A)	$10.87
Sales charge (4.50% of offering price) (B)	0.51
Offering price	$11.38

(A)	Net asset value per share, as illustrated, is the amount which would be paid upon redemption or repurchase of shares.
(B)	See the current prospectus for purchases of $100,000 or more.

See accompanying notes, which are an integral part of the financial statements.

Delaware Tax-Free USA Intermediate Fund	February 28, 2011 (Unaudited)

		Principal amount	Value
Municipal Bonds – 95.84%
Corporate Revenue Bonds – 9.25%
	Allegheny County, Pennsylvania Industrial Development
	Authority Revenue (Environmental Improvement -
	U.S. Steel Corp. Project) 6.50% 5/1/17	$2,315,000	$2,383,362
	Brazos, Texas River Authority Pollution Control Revenue
	(Texas Utilities) 5.40% 5/1/29 (AMT)	1,000,000	270,730
•	Chesapeake, Virginia Economic Development Authority
	Pollution Control Revenue (Electric & Power Co. Project)
	Series A 3.60% 2/1/32	1,150,000	1,182,039
	Chesterfield County, Virginia Economic Development
	Authority Pollution Control Revenue (Virginia Electric &
	Power) Series A 5.00% 5/1/23	1,460,000	1,522,576
	Farmington, New Mexico (Ariz Public Services)
	Series A 4.70% 5/1/24	4,090,000	3,848,772
•	Gulf Coast Waste Disposal Authority, Texas Environmental
	Facilities Revenue (BP Products North America)
	2.30% 1/1/26	780,000	779,789
	2.30% 1/1/42	1,500,000	1,499,595
	Harris County, Texas Industrial Development Corporation
	Solid Waste Disposal Revenue (Deer Park Refining Project)
	5.00% 2/1/23	2,750,000	2,765,290
	Illinois Railsplitter Tobacco Settlement Authority
	5.25% 6/1/20	1,000,000	983,380
	6.25% 6/1/24	7,500,000	7,528,724
	Indianapolis, Indiana Airport Authority Revenue Special
	Facilities (Federal Express Corp. Project)
	5.10% 1/15/17 (AMT)	750,000	792,413
	Iowa Finance Authority Pollution Control Facilities Revenue
	(Interstate Power) 5.00% 7/1/14 (FGIC)	2,000,000	2,155,000
•	Maricopa County, Arizona Corporation Pollution Control
	Revenue (Public Service - Palo Verde Project)
	Series B 5.20% 6/1/43	6,000,000	5,943,059
	Maryland Economic Development Corporation Pollution
	Control Revenue
	(CNX Marine Terminals Inc.) 5.75% 9/1/25	2,050,000	1,927,656
	(Potomac Electric Project) 6.20% 9/1/22	1,780,000	2,019,072
	Memphis-Shelby County, Tennessee Airport Authority
	Special Facilities Revenue (Federal Express Corp. Project)
	5.05% 9/1/12	1,000,000	1,046,770

Statements of net assets
Delaware Tax-Free USA Intermediate Fund

	Principal amount	Value
Municipal Bonds (continued)
Corporate Revenue Bonds (continued)
Michigan State Strategic Fund Limited Obligation Revenue
(Dow Chemical Project) Series B-2 6.25% 6/1/14	$4,500,000	$4,870,890
• Mobile, Alabama Industrial Development Board Pollution
Control Revenue (Alabama Power Co.)
Series B 4.875% 6/1/34	2,840,000	3,012,644
New Jersey Economic Development Authority Special
Facilities Revenue (Continental Airlines, Inc. Project)
6.625% 9/15/12 (AMT)	4,895,000	4,923,587
Ohio State Air Quality Development Authority Revenue
Environmental Improvement (First Energy)
Series A
5.70% 2/1/14	2,225,000	2,407,294
5.70% 8/1/20	4,320,000	4,469,386
Series C 5.625% 6/1/18	2,370,000	2,530,947
(USX Project) 5.00% 11/1/15	1,000,000	1,029,490
• Pennsylvania Economic Development Financing Authority
Exempt Facilities Revenue
(Exelon Generation Co. Project) Series A 5.00% 12/1/42	1,355,000	1,406,788
(Shipping Port) Series A 3.375% 12/1/40	5,000,000	4,928,300
Prattville, Alabama Industrial Development Board
Environmental Improvement Revenue (International
Paper Co. Project) Series A 6.70% 3/1/24 (AMT)	1,075,000	1,082,375
		67,309,928
Education Revenue Bonds – 5.83%
California Municipal Finance Authority Educational Revenue
(American Heritage Education Foundation Project)
Series A 5.25% 6/1/26	1,000,000	826,750
California Statewide Communities Development Authority
Student Housing Revenue (Irvine, LLC - UCI East
Campus) 6.00% 5/15/23	3,150,000	3,229,254
Chattanooga, Tennessee Health Educational & Housing
Facilities Board Revenue (CDFI Phase I, LLC Project)
Series B 5.50% 10/1/20	960,000	907,920
Clifton, Texas Higher Education Finance Corporation
Revenue (Uplift Education) Series A 6.00% 12/1/30	1,100,000	962,885
Connecticut State Health & Educational Facilities Authority
Revenue (Yale University) Series A-1 5.00% 7/1/25	5,000,000	5,390,950

	Principal amount	Value
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Delaware County, Pennsylvania Industrial Development
Authority Revenue (Chester Community Charter School)
Series A 5.25% 8/15/30	$3,315,000	$2,796,401
Fulton County, Georgia Development Authority
Revenue (Molecular Science Building Project)
5.25% 5/1/21 (NATLE-RE)	1,000,000	1,040,010
Grand Traverse, Michigan Public School Academy Revenue
5.00% 11/1/36	1,000,000	719,540
Marietta, Georgia Development Authority Revenue
(Life University Income Project) 6.25% 6/15/20	1,180,000	1,138,806
Massachusetts State Health & Educational Facilities
Authority Revenue
(Massachusetts Institution Technology) Series M 5.25% 7/1/20	3,000,000	3,608,580
(Nichols College Project) Series C 6.125% 10/1/29	1,000,000	968,170
•(Northeastern University) 4.125% 10/1/37	2,360,000	2,420,487
Michigan Higher Education Facilities Authority Revenue
(Kalamazoo College Project) 5.50% 12/1/19	500,000	514,120
Nassau County, New York Industrial Development Agency
Civic Facility Revenue (New York Institute of Technology
Project) Series A 4.75% 3/1/26	1,710,000	1,626,227
New York State Dormitory Authority
(Brooklyn Law School) Series A 5.50% 7/1/18 (RADIAN)	1,000,000	1,050,550
(Non State Supported Debt - Rockefeller University)
Series A 5.00% 7/1/27	1,055,000	1,110,409
(Non State Supported Debt - St. Joseph’s College)
5.25% 7/1/25	1,000,000	1,003,130
Ohio State Higher Educational Facility Revenue
(John Carroll University) 5.50% 11/15/18	335,000	352,387
Ohio State University General Receipts Revenue
Series B 5.25% 6/1/21	180,000	193,552
Troy, New York Capital Resource Corporation Revenue
(Rensselaer Polytechnic) Series B 5.00% 9/1/18	2,500,000	2,741,750
University of California Series A 5.125% 5/15/20 (AMBAC)	210,000	224,727
University of Minnesota Series A 5.00% 12/1/17	5,040,000	5,871,650
University of Oklahoma Research Facilities Revenue
5.00% 3/1/23 (AMBAC)	1,065,000	1,080,602

Statements of net assets
Delaware Tax-Free USA Intermediate Fund

	Principal amount	Value
Municipal Bonds (continued)
Education Revenue Bonds (continued)
University of Virginia General Revenue Series B
5.00% 6/1/20	$1,250,000	$1,312,613
5.00% 6/1/21	1,250,000	1,306,200
		42,397,670
Electric Revenue Bonds – 2.26%
California State Department Water Resources Power
Supply Revenue Series L 5.00% 5/1/19	6,000,000	6,813,720
Metropolitan Government Nashville & Davidson County,
Tennessee Electric Revenue Series B 5.50% 5/15/14	1,000,000	1,128,180
Orlando, Florida Utilities Commission Water & Electric
Revenue 5.25% 10/1/20	555,000	574,103
Rochester, Minnesota Electric Utilities Revenue
Series C 5.00% 12/1/18 (NATL-RE)	2,000,000	2,246,780
South Carolina State Public Service Authority Revenue
Series A 5.125% 1/1/21 (AGM)	1,000,000	1,055,820
Vernon, California Electric System Revenue
Series A 5.125% 8/1/21	4,500,000	4,630,365
		16,448,968
Healthcare Revenue Bonds – 9.33%
Allegheny County, Pennsylvania Municipal Development
Authority Revenue (University of Pittsburgh Medical
Center) Series A 5.00% 9/1/14	4,000,000	4,416,920
Berks County, Pennsylvania Hospital Authority Revenue
(Reading Hospital & Medical Center Project)
Series A-3 5.25% 11/1/24	4,405,000	4,562,963
Butler County, Pennsylvania Hospital Authority Revenue
(Butler Health System Project) 7.125% 7/1/29	2,250,000	2,458,710
California Municipal Finance Authority Certificates of
Participation
(Community Hospitals Center) 5.25% 2/1/24	1,350,000	1,252,895
(Kaiser Permanente) Series A 5.00% 4/1/19	5,325,000	5,592,101
Cleveland-Cuyahoga County, Ohio Port Authority Revenue
(Saint Clarence - Geac) Series A 6.125% 5/1/26	715,000	595,545
Cumberland County, Pennsylvania Municipal Authority
Revenue (Diakon Lutheran Social Ministries)
6.25% 1/1/24	2,625,000	2,670,229
Cuyahoga County, Ohio Revenue (Cleveland Clinic
Health System) Series A 6.00% 1/1/21	1,000,000	1,072,800

	Principal amount	Value
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Dauphin County, Pennsylvania General Authority Health
System Revenue (Pinnacle Health System Project)
Series A 6.00% 6/1/29	$3,400,000	$3,366,170
Georgia Medical Center Hospital Authority Revenue
(Spring Harbor Green Island Project) 5.25% 7/1/37	2,300,000	1,727,944
Lycoming County, Pennsylvania Authority Health System
Revenue (Susquehanna Health System Project)
Series A 5.50% 7/1/28	2,500,000	2,353,350
• Maryland State Health & Higher Education Facilities
Authority Revenue (John Hopkins Health Systems)
5.00% 5/15/46	790,000	851,423
Massachusetts State Health & Educational Facilities
Authority Revenue (Caregroup)
Series E-2 5.375% 7/1/21	1,970,000	2,046,672
Michigan State Hospital Finance Authority Revenue
(Oakwood Obligation Group) 5.50% 11/1/14	2,230,000	2,356,441
Minneapolis, Minnesota Health Care System Revenue
(Fairview Health) Series A 6.375% 11/15/23	3,710,000	4,097,769
Minneapolis, Minnesota Revenue (National Marrow Donor
Program Project)
5.00% 8/1/16	4,720,000	5,083,865
5.00% 8/1/18	2,500,000	2,642,375
New York State Dormitory Authority Revenue Non State
Supported Debt (Orange Regional Medical Center)
6.50% 12/1/21	2,000,000	2,015,460
North Carolina Medical Care Commission Health Care
Facilities Revenue (First Mortgage - Presbyterian Homes)
5.40% 10/1/27	780,000	679,318
Ohio State Higher Educational Facilities Commission Revenue
(Cleveland Clinic Health System Obligation Group) Series A
5.00% 1/1/17	2,000,000	2,187,000
5.00% 1/1/18	1,000,000	1,093,060
Scottsdale, Arizona Industrial Development Authority
Hospital Revenue (Scottsdale Healthcare)
Series A 5.00% 9/1/19	3,065,000	3,221,499
South Carolina Jobs - Economic Development Authority
Hospital Revenue (Palmetto Health) 5.50% 8/1/26	5,000,000	4,728,350

Statements of net assets
Delaware Tax-Free USA Intermediate Fund

	Principal amount	Value
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
St. Louis Park, Minnesota Health Care Facilities Revenue
(Nicollet Health Services) Series C 5.50% 7/1/18	$4,240,000	$4,562,706
St. Mary Hospital Authority, Pennsylvania Health System
Revenue (Catholic Health East)
Series A 5.25% 11/15/16	1,200,000	1,261,500
St. Paul, Minnesota Housing & Redevelopment Authority
Hospital Revenue (Health East Project) 6.00% 11/15/25	1,000,000	931,480
		67,828,545
Housing Revenue Bonds – 0.64%
Puerto Rico Housing Finance Authority Subordinate
(Capital Fund Modernization) 5.50% 12/1/16	4,120,000	4,646,618
		4,646,618
Lease Revenue Bonds – 3.26%
Capital Trust Agency Florida Revenue (Fort Lauderdale/
Cargo Acquisition Project) 5.75% 1/1/32 (AMT)	1,750,000	1,447,513
Commonwealth of Pennsylvania (Department of
Corrections) Series A 4.00% 10/1/24	3,910,000	3,592,860
Golden State, California Tobacco Securitization Corporation
Settlement Revenue Refunding Asset-Backed Series A
5.00% 6/1/18	1,170,000	1,169,988
5.00% 6/1/21 (AMBAC)	1,000,000	979,510
Michigan State Building Authority Revenue Series I
5.00% 10/15/24	2,860,000	2,863,689
5.50% 10/15/18	2,050,000	2,094,936
New Jersey Economic Development Authority (School
Facilities Construction) Series EE 5.00% 9/1/18	6,875,000	7,321,668
New York State Municipal Bond Bank Agency Special
School Purpose Revenue Series C 5.25% 6/1/22	1,000,000	1,037,600
• Puerto Rico Public Buildings Authority Revenue
(Guaranteed Government Facilities) Series J 5.00% 7/1/28	1,000,000	1,029,740
Tobacco Settlement Financing New York Revenue
(Asset-Backed) Series B 5.00% 6/1/12	2,060,000	2,166,935
		23,704,439
Local General Obligation Bonds – 5.60%
Chicago, Illinois Board of Education Refunding Dedicated
Revenue Series B 5.00% 12/1/23 (AMBAC)	3,500,000	3,509,695
Chicago, Illinois Modern Schools Across Chicago
Series J 5.00% 12/1/23 (AMBAC)	2,865,000	2,822,312

	Principal amount	Value
Municipal Bonds (continued)
Local General Obligation Bonds (continued)
Dallas, Texas 5.125% 2/15/15	$3,000,000	$3,396,540
Fairfax County, Virginia Refunding &
Public Improvement Series A
5.00% 4/1/17	4,000,000	4,681,440
5.25% 4/1/14	3,500,000	3,943,695
Henrico County, Virginia Refunding Public Improvement
5.00% 7/15/19	4,000,000	4,730,840
Houston, Texas Refunding & Public Improvement
Series A 5.00% 3/1/15	3,480,000	3,924,013
Lansing, Michigan Community College (College Building & Site)
5.00% 5/1/21 (NATLE-RE)	1,325,000	1,404,964
Los Angeles, California Unified School District
(Election 1997) Series F 5.00% 7/1/21 (FGIC)	2,880,000	3,032,726
(Election 2004) Series G 5.00% 7/1/13 (AMBAC)	2,000,000	2,157,320
Middlesex County, New Jersey Improvement Authority
Revenue (County Guaranteed Open Space Trust)
5.25% 9/15/20	1,000,000	1,086,240
New York City, New York
Series A-1 5.00% 8/1/19	3,500,000	3,869,810
Series G 5.25% 8/1/15	1,000,000	1,091,490
Series I 5.00% 8/1/21	1,000,000	1,057,460
Series J 5.50% 6/1/23	15,000	15,980
		40,724,525
§Pre-Refunded/Escrowed to Maturity Bonds – 4.86%
Benton & Linn Counties, Oregon School District #509J
5.00% 6/1/21-13 (AGM)	1,000,000	1,094,940
California State Economic Recovery Series A 5.25% 7/1/14	225,000	255,908
Cook County, Illinois Series A 5.375% 11/15/21-11 (FGIC)	2,160,000	2,183,414
Duluth, Minnesota Economic Development
Authority Health Care Facilities Revenue
(Benedictine Health System - St. Mary’s Hospital)
5.25% 2/15/28-14	1,000,000	1,120,470
5.25% 2/15/33-14	3,000,000	3,361,410
5.50% 2/15/23-14	1,000,000	1,127,740
Illinois Educational Facilities Authority Student Housing
Revenue (Educational Advancement -
University Center Project) 6.00% 5/1/22-12	750,000	805,920

Statements of net assets
Delaware Tax-Free USA Intermediate Fund

		Principal amount	Value
Municipal Bonds (continued)
Pre-Refunded/Escrowed to Maturity Bonds (continued)
	Lancaster County, Pennsylvania Hospital Authority Revenue
	(Lancaster General Hospital Project)
	5.75% 3/15/21-13	$1,000,000	$1,116,800
	Lunenburg County, Virginia Series B 5.25% 2/1/29-13 (NATL-RE)	715,000	785,192
	Miami-Dade County, Florida Educational Facilities Authority
	Revenue (University of Miami) Series A
	5.00% 4/1/34-14 (AMBAC)	3,500,000	3,899,595
	Michigan State Building Authority Revenue
	(Facilities Program) Series I
	5.00% 10/15/24-11	140,000	143,977
	5.50% 10/15/18-11	125,000	128,945
	Minneapolis, Minnesota Health Care System Revenue
	(Allina Health Systems) Series A 5.75% 11/15/32-12	500,000	544,285
	New Jersey State Educational Facilities Authority Revenue
	(Georgian Court College Project) Series C 6.50% 7/1/33-13	500,000	567,670
	New Jersey State Transportation Trust Fund Authority
	(Transportation System) Series C 5.50% 6/15/22-13	1,700,000	1,886,031
	New York City, New York Series J 5.50% 6/1/23-13	985,000	1,091,488
	North Texas Health Facilities Development Corporation
	Hospital Revenue (United Regional Health Care System,
	Inc. Project) 6.00% 9/1/23-13	1,000,000	1,123,500
•	Ohio State Higher Educational Facility Revenue Adjustable
	Medium Term (Kenyon College Project) 4.70% 7/1/37-13	1,000,000	1,088,700
	Ohio State University General Receipts (Ohio State
	University) Series B 5.25% 6/1/21-13	820,000	898,294
	Pennsylvania State Higher Educational Facilities
	Authority College & University Revenue
	(Geneva College Project) 6.125% 4/1/22-12	1,000,000	1,060,760
	Puerto Rico Commonwealth Highway & Transportation
	Authority Revenue Series J 5.50% 7/1/21-14	1,000,000	1,140,240
	Puerto Rico Public Buildings Authority Revenue
	(Guaranteed Government Facilities) Series I 5.50% 7/1/23-14	2,000,000	2,272,720
•	Puerto Rico Sales Tax Financing Corporation Sales Tax
	Revenue Series A 5.00% 8/1/39-11	4,500,000	4,589,191
	Southcentral, Pennsylvania General Authority Revenue
	(Welllspan Health Obligated Project)
	5.625% 5/15/26	180,000	183,519
	5.625% 5/15/26-11	820,000	837,523

	Principal amount	Value
Municipal Bonds (continued)
Pre-Refunded/Escrowed to Maturity Bonds (continued)
University of California Revenue
Series A 5.125% 5/15/20-13 (AMBAC)	$40,000	$43,663
University of North Carolina Revenue (Chapel Hill)
Series A 5.375% 12/1/14-11	2,000,000	2,026,260
		35,378,155
Resource Recovery Revenue Bonds – 0.29%
Connecticut Resources Recovery Authority (Covanta)
Series A 4.00% 11/15/14 (AMT)	1,000,000	1,059,200
Pennsylvania Economic Development Financing Authority
Resource Recovery Revenue (Subordinate Colver Project)
Series G 5.125% 12/1/15 (AMT)	1,100,000	1,033,307
		2,092,507
Special Tax Revenue Bonds – 11.20%
Baltimore, Maryland Convention Center Hotel Revenue
Subordinated Series B 5.00% 9/1/16	1,200,000	1,110,948
Brooklyn Arena Local Development Corporation New York
Pilot Revenue (Barclays Center Project) 6.50% 7/15/30	5,500,000	5,607,140
California State Economic Recovery Series A
5.25% 7/1/14	775,000	859,855
5.25% 7/1/21	2,740,000	3,052,689
Casa Grande, Arizona Excise Tax Revenue
5.00% 4/1/22 (AMBAC)	1,600,000	1,627,168
Columbia County, Georgia Sales Tax 5.00% 4/1/16	1,265,000	1,452,119
Dallas, Texas Convention Center Hotel Development
Revenue Series A
5.00% 1/1/24	3,420,000	3,467,401
5.25% 1/1/23	5,375,000	5,615,101
Guam Government Limited Obligation Revenue
(Section 30) Series A
5.375% 12/1/24	1,750,000	1,716,523
5.625% 12/1/29	1,185,000	1,169,358
Hampton, Virginia Convention Center Revenue
5.25% 1/15/23 (AMBAC)	1,000,000	1,021,780

Statements of net assets
Delaware Tax-Free USA Intermediate Fund

		Principal amount	Value
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
	Louisiana State Citizens Property Insurance Corporation
	Assessment Revenue Series C-2
	6.75% 6/1/26 (ASSURED GTY)	$3,600,000	$4,103,208
	Middlesex County, New Jersey Improvement Authority
	Senior Revenue (Heldrich Center Hotel/Conference
	Project) Series A 5.00% 1/1/32	1,000,000	462,870
@	Modesto, California Special Tax Community Facilities
	District #04-1 (Village 2) 5.15% 9/1/36	1,500,000	1,111,275
	New Jersey Economic Development Authority Revenue
	(Cigarette Tax)
	5.00% 6/15/11 (FGIC)	2,750,000	2,777,940
	5.50% 6/15/31	555,000	478,871
	5.625% 6/15/18	510,000	510,066
•	New York City, New York Transitional Finance Authority
	Future Tax Secured Series A 5.50% 11/1/26	1,000,000	1,030,960
	New York State Local Government Assistance Corporation
	Refunding Subordinate Lien Series A
	5.00% 4/1/17	8,615,000	9,951,702
	5.00% 4/1/20	3,360,000	3,884,798
	New York State Urban Development Corporation
	(Service Contract) Series A-1 5.00% 1/1/18	5,785,000	6,472,837
	Puerto Rico Sales Tax Financing Corporation
	Sales Tax Revenue
	Series A 6.125% 8/1/29	2,500,000	2,569,375
	Series C 6.50% 8/1/35	6,500,000	6,845,735
	Richmond Heights, Missouri Tax Increment & Transaction
	Sales Tax Revenue Refunding & Improvement (Francis
	Place Redevelopment Project) 5.625% 11/1/25	1,000,000	845,770
@	St. Joseph, Missouri Industrial Development Authority Tax
	Increment Revenue (Shoppes at North Village Project)
	Series A 5.10% 11/1/19	250,000	232,278
	Series B 5.375% 11/1/23	1,000,000	861,780
	Virgin Islands Public Finance Authority Revenue (Senior
	Lien Matching Fund Loan) Series A 5.25% 10/1/22	1,785,000	1,798,834
	Washington State Motor Vehicle Fuel Tax
	Series B 5.00% 7/1/16	4,250,000	4,891,623

	Principal amount	Value
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
Wyandotte County, Kansas City, Kansas Unified
Government Special Obligation Revenue
^(Capital Appreciation-Sales Tax Subordinate Lien)
6.07% 6/1/21	$5,230,000	$2,834,555
(Sales Tax-2nd Lien-Area B) 5.00% 12/1/20	1,470,000	1,488,507
Wyoming State Loan & Investment Board Facilities
Revenue 5.00% 10/1/24	1,550,000	1,594,795
		81,447,861
State General Obligation Bonds – 25.21%
California State 5.25% 11/1/17	1,000,000	1,072,570
California State Revenue (Antic NTS)
Series A-2 3.00% 6/28/11	7,000,000	7,047,460
California State Various Purpose 5.00% 10/1/18	5,000,000	5,546,000
California Statewide Communities Development Authority
Revenue (Purchase Proposition 1A
Receivables Program) 5.00% 6/15/13	2,690,000	2,844,567
Connecticut State Economic Recovery Series A
5.00% 1/1/16	7,700,000	8,770,300
Connecticut State Series C 5.00% 11/1/24	2,000,000	2,165,300
Georgia State
5.00% 8/1/12	3,125,000	3,324,094
5.00% 7/1/17	4,810,000	5,639,052
Series D 5.00% 7/1/11	6,865,000	6,975,664
Guam Government Series A 7.00% 11/15/39	1,560,000	1,630,044
Hawaii State Series DR 5.00% 6/1/15	7,000,000	7,934,080
Illinois State Refunding Series B 5.00% 1/1/13	3,475,000	3,613,722
Maryland State Series B 5.00% 3/1/18	1,930,000	2,272,208
Maryland State & Local Facilities Loan Capital Improvement
First Series 5.00% 3/15/19	3,675,000	4,187,846
Second Series
5.00% 7/15/14	975,000	1,098,201
5.00% 8/1/17	1,500,000	1,727,325
Series B 5.00% 3/1/21	7,700,000	8,940,085
Series C 5.00% 11/1/17	2,750,000	3,232,048
Massachusetts State Consolidated Loan
Series A 5.25% 8/1/13	5,000,000	5,502,750
Series C 5.50% 11/1/15	4,090,000	4,753,725

Statements of net assets
Delaware Tax-Free USA Intermediate Fund

		Principal amount	Value
Municipal Bonds (continued)
State General Obligation Bonds (continued)
	Minnesota State 5.00% 6/1/14	$900,000	$1,010,268
	Minnesota State Various Purpose Series A 5.00% 8/1/19	8,020,000	9,465,765
	Mississippi State Series A 5.00% 10/1/17	4,860,000	5,602,025
	North Carolina State Public Improvement Series A
	5.00% 3/1/12	4,000,000	4,186,040
	5.00% 3/1/15	1,200,000	1,363,896
	North Carolina State Refunding Series A
	5.00% 3/1/16	6,000,000	6,937,080
	5.00% 3/1/17	3,000,000	3,506,400
	Series B 5.00% 4/1/15	4,000,000	4,554,400
	Ohio State
	Series A 5.00% 6/15/13	3,750,000	4,090,650
	Series D 5.00% 9/15/14	3,500,000	3,929,730
	Pennsylvania State
	5.50% 2/1/13	3,200,000	3,487,104
	Second Series 5.00% 7/1/20	2,300,000	2,676,326
	Series A
	5.00% 8/1/13	4,000,000	4,387,000
	5.00% 5/1/21	10,000,000	11,442,299
•	Puerto Rico Commonwealth Government Development Bank
	4.75% 12/1/15 (NATL-RE)	4,765,000	4,855,916
	Puerto Rico Commonwealth Public Improvement Series A
	5.00% 7/1/16 (ASSURED GTY)	2,110,000	2,234,406
	5.25% 7/1/22	3,470,000	3,426,035
	5.25% 7/1/23	1,125,000	1,097,989
	5.50% 7/1/17	4,415,000	4,621,225
•	Puerto Rico Commonwealth Series A 5.00% 7/1/30	1,000,000	1,029,740
•	Puerto Rico Public Finance Corporation Commonwealth
	Appropriation (LOC-Puerto Rico Government Bank)
	Series A 5.75% 8/1/27	1,000,000	1,024,020
	Virginia State
	5.00% 6/1/23	2,000,000	2,206,080
	Series D 5.00% 6/1/19	5,715,000	6,758,045
	Washington State Various Purpose Series A 5.00% 7/1/16	1,000,000	1,150,970
			183,320,450

	Principal amount	Value
Municipal Bonds (continued)
Transportation Revenue Bonds – 12.56%
Broward County, Florida Airport System Revenue
Series O 5.375% 10/1/29	$2,000,000	$2,015,640
Charlotte, North Carolina Airport Revenue
(Charlotte Douglas) Series A
5.00% 7/1/13	2,375,000	2,568,444
5.00% 7/1/15	750,000	830,250
Chicago, Illinois O’Hare International Airport Revenue
General-Airport-Third Lien Series A-2
5.75% 1/1/20 (AGM) (AMT)	1,000,000	1,039,010
Dallas-Fort Worth, Texas International Airport Revenue Series A
5.00% 11/1/22	680,000	703,011
5.00% 11/1/23	750,000	767,040
5.00% 11/1/24	400,000	406,628
Delaware Transportation Authority Series A 5.00% 7/1/17	5,475,000	6,344,594
Idaho Housing & Finance Association Grant Revenue
(Antic Federal Highway Transportation)
Series A 5.25% 7/15/21 (ASSURED GTY)	2,760,000	3,054,078
Maryland State Economic Development Revenue
(Transportation Facilities Project)
Series A 5.375% 6/1/25	2,535,000	2,330,780
Metropolitan, New York Transportation Authority Revenue
Series A 5.00% 11/15/18	2,500,000	2,737,125
Series C 6.50% 11/15/28	2,860,000	3,191,588
Metropolitan, Washington D.C. Airport Authority Systems
Revenue Series A 5.50% 10/1/19 (NATL-RE) (FGIC) (AMT)	1,000,000	1,045,220
Minneapolis - St. Paul, Minnesota Metropolitan Airports
Commission Series A 5.00% 1/1/22 (AMBAC)	5,000,000	5,257,900
Missouri State Highways & Transportation Commission
State Road Revenue Second Lien 5.25% 5/1/23	1,940,000	2,142,730
New York State Thruway Authority Revenue
(General Highway and Bridge Trust Fund)
Series B 5.25% 4/1/13 (AMBAC)	3,300,000	3,571,293
North Texas Tollway Authority Revenue System (First Tier)
Series A 6.00% 1/1/20	3,925,000	4,348,468
•Series E-3 5.75% 1/1/38	3,750,000	4,158,713

Statements of net assets
Delaware Tax-Free USA Intermediate Fund

	Principal amount	Value
Municipal Bonds (continued)
Transportation Revenue Bonds (continued)
Pennsylvania State Turnpike Commission Revenue
Series A 5.25% 12/1/20 (AMBAC)	$1,230,000	$1,351,401
Phoenix, Arizona Civic Improvement Airport Revenue
Series A 5.00% 7/1/26	7,500,000	7,544,026
Port Authority of New York & New Jersey Special Project
(JFK International Air Terminal) 6.50% 12/1/28	7,000,000	7,155,260
Sacramento County, California Airport System Revenue
5.00% 7/1/24	1,425,000	1,449,382
(PFC/Grant) Series D 5.50% 7/1/28	2,020,000	2,059,531
San Francisco City & County Airports Commission
Series B 5.00% 5/1/15	4,000,000	4,385,800
St. Louis, Missouri Airport Revenue (Lambert - St. Louis
International) Series A-1 6.125% 7/1/24	3,780,000	3,960,230
Texas Private Activity Bond Surface Transportation
Corporate Senior Lien Revenue (Mobility
Partners) 7.50% 12/31/31	3,565,000	3,791,556
Texas State Transportation Commission Highway Fund
Revenue (First Tier) 5.00% 4/1/18	1,700,000	1,940,584
Triborough, New York Bridge & Tunnel Authority Revenue
Series A 5.00% 11/15/17	1,720,000	1,971,946
•Series B-1 5.00% 11/15/25	4,000,000	4,360,040
•Series B-3 5.00% 11/15/38	1,800,000	2,017,422
Virginia Commonwealth Transportation Board (Capital
Projects) Series A-1 5.00% 5/15/16	2,000,000	2,300,000
Virginia Port Authority Commonwealth Port Fund Revenue
Resolution 5.00% 7/1/12 (AMT)	500,000	525,170
		91,324,860
Water & Sewer Revenue Bonds – 5.55%
Arizona Water Infrastructure Finance Authority Revenue
(Water Quality) Series A 5.00% 10/1/21	2,430,000	2,711,904
Atlanta, Georgia Water & Wastewater Revenue
Series A 6.00% 11/1/25	2,925,000	3,168,214
Series B 5.50% 11/1/23 (AGM)	3,000,000	3,206,640
Florida Water Pollution Control Financing
Corporation Revenue (Water Pollution Control)
Series A 5.00% 1/15/25	5,000,000	5,298,149
King County, Washington Sewer Revenue Refunding
Series B 5.00% 1/1/14 (NATL-RE)	3,500,000	3,877,160

	Principal amount	Value
Municipal Bonds (continued)
Water & Sewer Revenue Bonds (continued)
Massachusetts State Water Pollution Abatement Trust
5.00% 8/1/16	$2,170,000	$2,514,922
New York City, New York Municipal Water Finance
Authority Water & Sewer System Series B
5.00% 6/15/21 (AMBAC)	2,085,000	2,281,741
New York State Environmental Facilities Corporation
Revenue (State Clean Water & Drinking
Water Revolving Foundation)
Series A 5.00% 6/15/22	1,405,000	1,550,277
Series D 5.00% 9/15/23	3,360,000	3,638,477
Series K 5.50% 6/15/15	3,500,000	4,071,235
Portland, Oregon Sewer System Revenue (First Lien)
Series A 5.00% 6/15/18	4,000,000	4,617,240
San Francisco City & County Public Utilities Commission
Series D 5.00% 11/1/16	3,000,000	3,412,800
		40,348,759
Total Municipal Bonds (cost $685,663,850)		696,973,285

Short-Term Investments – 2.63%
¤Variable Rate Demand Notes – 2.63%
California Infrastructure & Economic Development Bank
Revenue (Los Angeles Museum)
Series B 0.17% 9/1/37 (LOC-Wells Fargo Bank)	1,000,000	1,000,000
Maryland State Health & Higher Educational Facilities
Authority Revenue (Suburban Hospital)
0.22% 7/1/29 (LOC-PNC Bank)	2,000,000	2,000,000
Massachusetts State Department of Transportation
Metropolitan Highway System Revenue Senior
Series A-1 0.26% 1/1/37 (LOC-Citibank)	700,000	700,000
Massachusetts State Health & Educational Facilities
Authority Revenue (Harvard University)
Series R 1.50% 11/1/49	5,100,000	5,100,000
Minneapolis & St. Paul, Minnesota Housing &
Redevelopment Authority Health Care
Revenue (Allina Health System) Series B-1
0.20% 11/15/35 (LOC-JPMorgan Chase Bank)	1,300,000	1,300,000

Statements of net assets
Delaware Tax-Free USA Intermediate Fund

	Principal amount	Value
Short-Term Investments (continued)
Variable Rate Demand Notes (continued)
New York City, New York
Series C 0.17% 10/1/23 (LOC-JPMorgan Chase Bank)	$1,600,000	$1,600,000
Sub-Series A-7 0.17% 8/1/20 (LOC-JPMorgan Chase Bank)	2,700,000	2,700,000
New York City, New York City Trust for Cultural
Resources Revenue (Metropolitan Museum)
Series A1 0.22% 10/1/36	3,700,000	3,700,000
Robbinsdale, Minnesota Revenue (North Memorial)
Series A-4 0.19% 5/1/33 (LOC-Wells Fargo Bank)	1,000,000	1,000,000
Total Short-Term Investments (cost $19,100,000)		19,100,000

Total Value of Securities – 98.47%
(cost $704,763,850)		716,073,285
Receivables and Other Assets
Net of Liabilities – 1.53%		11,144,767
Net Assets Applicable to 63,354,708
Shares Outstanding – 100.00%		$727,218,052

Net Asset Value – Delaware Tax-Free USA Intermediate Fund
Class A ($443,795,187 / 38,775,135 Shares)		$11.45
Net Asset Value – Delaware Tax-Free USA Intermediate Fund
Class B ($355,949 / 31,130 Shares)		$11.43
Net Asset Value – Delaware Tax-Free USA Intermediate Fund
Class C ($61,281,319 / 5,357,103 Shares)		$11.44
Net Asset Value – Delaware Tax-Free USA Intermediate Fund
Institutional Class ($221,785,597 / 19,191,340 Shares)		$11.56

Components of Net Assets at February 28, 2011:
Shares of beneficial interest (unlimited authorization – no par)		$729,549,802
Undistributed net investment income		16,226
Accumulated net realized loss on investments		(13,657,411)
Net unrealized appreciation of investments		11,309,435
Total net assets		$727,218,052

§	Pre-Refunded/Escrowed to Maturity bonds. Municipals that are generally backed or secured by U.S. Treasury bonds. For Pre-Refunded bonds, the stated maturity is followed by the year in which the bond is pre-refunded. See Note 8 in “Notes to financial statements.”
^	Zero coupon security. The rate shown is the yield at the time of purchase.
•	Variable rate security. The rate shown is the rate as of February 28, 2011. Interest rates reset periodically.
@	Illiquid security. At February 28, 2011, the aggregate amount of illiquid securities was $2,205,333, which represented 0.30% of the Fund’s net assets. See Note 8 in “Notes to financial statements.”
¤	Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee or insurance issued with respect to such instrument.

Summary of abbreviations:
AGM — Insured by Assured Guaranty Municipal Corporation
AMBAC — Insured by the AMBAC Assurance Corporation
AMT — Subject to Alternative Minimum Tax
ASSURED GTY — Insured by the Assured Guaranty Corporation
CDFI — Community Development Financial Institutions
FGIC — Insured by the Financial Guaranty Insurance Company
LOC — Letter of Credit
NATL-RE — Insured by the National Public Finance Guarantee Corporation
RADIAN — Insured by Radian Asset Assurance

Net Asset Value and Offering Price Per Share –
Delaware Tax-Free USA Intermediate Fund
Net asset value Class A (A)	$11.45
Sales charge (2.75% of offering price) (B)	0.32
Offering price	$11.77

(A)	Net asset value per share, as illustrated, is the amount which would be paid upon redemption or repurchase of shares.
(B)	See the current prospectus for purchases of $100,000 or more.

See accompanying notes, which are an integral part of the financial statements.

Statements of net assets
Delaware National High-Yield Municipal Bond Fund	February 28, 2011 (Unaudited)

	Principal amount	Value
Municipal Bonds – 91.28%
Corporate Revenue Bonds – 17.51%
Allegheny County, Pennsylvania Industrial Development
Authority Revenue (Environmental Improvement -
U.S. Steel Corp. Project) 6.875% 5/1/30	$1,000,000	$1,016,170
• Brazos, Texas River Authority Pollution Control Revenue
(TXU Energy Co. Project)
Series B 6.30% 7/1/32 (AMT)	1,000,000	270,610
Buckeye, Ohio Tobacco Settlement Financing Authority
Asset-Backed Series A-2
5.875% 6/1/47	1,500,000	999,210
6.50% 6/1/47	4,505,000	3,289,685
Cass County, Texas Industrial Development Corporation
Environmental Improvement Revenue (International
Paper Co. Project) Series A 6.00% 9/1/25 (AMT)	1,000,000	1,002,410
Chicago, Illinois O’ Hare International Airport Special
Facilities Revenue (American Airlines Inc. Project)
5.50% 12/1/30	2,130,000	1,624,359
Cloquet, Minnesota Pollution Control Revenue
(Potlatch Corp. Project) 5.90% 10/1/26	750,000	673,778
Columbus County, North Carolina Industrial Facilities &
Pollution Control Financing (International Paper Co. Project)
Series A 5.70% 5/1/34	1,000,000	974,820
Cook County, Illinois Revenue (NaviStar International –
Recovery Zone Facility) 6.50% 10/15/40	1,000,000	1,014,180
De Soto Parish, Louisiana Environmental Improvement
Revenue (International Paper Co. Project)
Series A 6.35% 2/1/25 (AMT)	1,650,000	1,665,312
Delaware State Economic Development Authority Revenue
Exempt Facility (Indian River Power) 5.375% 10/1/45	1,000,000	874,950
Golden State, California Tobacco Securitization Settlement
Revenue Refunding Asset-Backed Senior Notes
Series A-1 5.75% 6/1/47	2,895,000	1,933,165
Gulf Coast, Texas Waste Disposal Authority Revenue
(Valero Energy Corp. Project) 6.65% 4/1/32 (AMT)	1,000,000	1,001,220
Hawaii State Department Budget & Finance Special
Purpose Revenue (Hawaiian Electric Co. Subsidiary)
6.50% 7/1/39	970,000	957,157
Illinois Railsplitter Tobacco Settlement Authority
6.00% 6/1/28	1,000,000	980,950

	Principal amount	Value
Municipal Bonds (continued)
Corporate Revenue Bonds (continued)
Indiana State Finance Authority Environmental Revenue
(U.S. Steel Corp.) 6.00% 12/1/26	$1,000,000	$993,450
Louisiana Local Government Environmental Facilities &
Community Development Authority Revenue
(Westlake Chemical Corp.) Series A-1 6.50% 11/1/35	1,000,000	1,021,470
Love Field Airport Modernization Corporation,
Texas Special Facilities Revenue
(Southwest Airlines Co. Project) 5.25% 11/1/40	1,000,000	895,270
Maryland Economic Development Corporation Facilities
Revenue (CNX Marine Terminals Inc.) 5.75% 9/1/25	1,530,000	1,438,690
Michigan Tobacco Settlement Finance Authority Revenue
Asset-Backed Series A 6.00% 6/1/48	555,000	378,982
Mississippi Business Finance Corporation Pollution
Control Revenue (System Energy Resources, Inc. Project)
5.90% 5/1/22	900,000	887,985
M-S-R Energy Authority, California Gas Revenue
Series C 6.50% 11/1/39	1,000,000	1,039,870
New Jersey Economic Development Authority Special
Facility Revenue (Continental Airlines Inc. Project)
6.40% 9/15/23 (AMT)	1,000,000	962,480
• New York City, New York Industrial Development Agency
Special Facilities Revenue
(American Airlines - JFK International Airport)
7.75% 8/1/31 (AMT)	1,000,000	1,023,060
(JetBlue Airways Corp. Project) 5.125% 5/15/30 (AMT)	1,000,000	807,600
New York Liberty Development Corporation Revenue
Second Priority (Bank of America Tower) Class Z
5.625% 7/15/47	1,000,000	960,380
Ohio County, Kentucky Pollution Control Revenue (Big
Rivers Electric Corp. Project) Series A 6.00% 7/15/31	1,250,000	1,221,338
Pennsylvania Economic Development Financing Authority
Exempt Facilities Revenue (Allegheny Energy Supply Co.)
7.00% 7/15/39	1,000,000	1,076,610
Petersburg, Indiana Pollution Control Revenue
(Indianapolis Power & Light Co. Project)
6.375% 11/1/29 (AMT)	1,000,000	1,003,940
Phenix City, Alabama Industrial Development Board
Environmental Improvement Revenue (Mead Westvaco
Corp. Project) Series A 6.35% 5/15/35 (AMT)	500,000	480,095

Statements of net assets
Delaware National High-Yield Municipal Bond Fund

	Principal amount	Value
Municipal Bonds (continued)
Corporate Revenue Bonds (continued)
Pima County, Arizona Industrial Development Authority
Industrial Revenue (Tucson Electric Power Project 1983)
Series A 5.25% 10/1/40	$1,000,000	$897,310
Salt Verde Financial Corporation, Arizona Gas Revenue
Senior 5.00% 12/1/37	1,000,000	842,990
Sweetwater County, Wyoming Solid Waste Disposal
Revenue (FMC Corp. Project) 5.60% 12/1/35 (AMT)	1,000,000	945,090
Toledo, Lucas County, Ohio Port Authority Development
Revenue (Toledo Express Airport Project)
Series C 6.375% 11/15/32 (AMT)	1,000,000	919,470
		36,074,056
Education Revenue Bonds – 19.98%
Arlington Higher Education Finance
(Arlington Classics Academy) 7.65% 8/15/40	1,000,000	978,790
Bowling Green, Ohio Student Housing Revenue CFP I
(State University Project) 6.00% 6/1/45	1,250,000	1,136,000
California Statewide Communities Development Authority
Revenue (California Baptist University Project)
Series A 5.50% 11/1/38	1,000,000	820,660
California Statewide Communities Development Authority
School Facility Revenue (Aspire Public Schools Project)
6.00% 7/1/40	1,000,000	877,120
California Statewide Communities Development Authority
Student Housing Revenue (East Campus Apartments, LLC)
Series A 5.625% 8/1/34 (ACA)	1,000,000	888,830
Chattanooga, Tennessee Health Educational & Housing
Facilities Board Revenue (CDFI Phase I, LLC Project)
Subordinate Series B 6.00% 10/1/35	1,500,000	1,299,945
Clifton, Texas Higher Education Finance Corporation
Revenue (Uplift Education) Series A 6.25% 12/1/45	1,000,000	851,460
Delaware County, Pennsylvania Industrial Development
Authority Charter School Revenue (Chester Community
Charter School) Series A 6.125% 8/15/40	2,000,000	1,796,520
Gainesville, Georgia Redevelopment Authority Educational
Facilities Revenue (Riverside Military Academy Project)
5.125% 3/1/37	1,850,000	1,330,853
Idaho Housing & Finance Association Nonprofit Facilities
Revenue (North Star Charter School Project)
Series A 9.50% 7/1/39	1,000,000	1,087,300

	Principal amount	Value
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Indiana State Finance Authority Revenue Educational
Facilities (Drexel Foundation - Thea Bowman Academy
Charter School) Series A 7.00% 10/1/39	$1,000,000	$953,760
Iowa Higher Education Loan Authority Revenue
(Private College Facilities) 6.00% 9/1/39	1,500,000	1,512,960
Marietta, Georgia Development Authority Revenue
(Life University Income Project) 7.00% 6/15/39	1,000,000	935,940
Maryland State Economic Development Corporation
Student Housing Revenue (University of Maryland
College Park Projects) 5.75% 6/1/33	930,000	890,549
Maryland State Health & Higher Educational Facilities
Authority Revenue
(Patterson Park Public Charter School)
Series A 6.125% 7/1/45	1,000,000	891,360
@ (Washington Christian Academy Project)
Series A 5.50% 7/1/38	1,170,000	467,953
Massachusetts Health & Educational Facilities
Authority Revenue
(Nichols College Project) Series C 6.125% 10/1/29	1,000,000	968,170
(Springfield College) 5.625% 10/15/40	1,000,000	978,060
Michigan Finance Authority Educational Facilities Revenue
(St. Catherine Siena) Series A 8.50% 10/1/45	1,000,000	1,059,790
Michigan Finance Authority Limited Obligation Revenue
(Public School Academy)
(Old Redford) Series A 6.50% 12/1/40	1,000,000	927,110
(University Learning) 7.50% 11/1/40	2,000,000	2,006,500
Michigan Public Educational Facilities Authority Revenue
(Limited-Obligation-Landmark Academy) 7.00% 12/1/39	1,000,000	944,560
Minnesota Higher Education Facilities Authority Revenue
(Bethel University) Series 6-R 5.50% 5/1/37	1,000,000	878,290
New Jersey Economic Development Authority Revenue
(Provident Group - Montclair) 5.875% 6/1/42	1,500,000	1,376,985
New Jersey State Educational Facilities Authority Revenue
(Fairleigh Dickinson Project) Series C 5.50% 7/1/23	245,000	246,017
(University of Medicine & Dentistry) Series B 7.50% 12/1/32	1,000,000	1,101,080
Oregon State Facilities Authority Revenue
(College Housing Northwest Project) Series A 5.45% 10/1/32	1,000,000	824,780
(Concordia University Project) Series A
6.125% 9/1/30	1,000,000	983,800
6.375% 9/1/40	500,000	494,425

Statements of net assets
Delaware National High-Yield Municipal Bond Fund

	Principal amount	Value
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Pennsylvania State Higher Educational
Facilities Authority Revenue
(Edinboro University Foundation) 5.80% 7/1/30	$1,300,000	$1,253,083
(Edinboro University Student Housing) 6.00% 7/1/42	1,000,000	942,220
•(Foundation Indiana University)
Series A 0.853% 7/1/39 (XLCA)	2,400,000	1,227,648
Pennsylvania State Higher Educational Facilities Authority
Student Housing Revenue (University Properties Inc. –
East Stroudsburg University of Pennsylvania)
5.00% 7/1/42	1,500,000	1,212,180
Philadelphia, Pennsylvania Authority for Industrial
Development Revenue
(First Philadelphia Charter Project) Series A 5.75% 8/15/32	745,000	621,442
(Global Leadership Academy Project) 6.375% 11/15/40	1,000,000	880,030
Philadelphia, Pennsylvania Redevelopment Authority Revenue
(Beech Student Housing Complex Project)
Series A 5.50% 7/1/35 (ACA)	1,500,000	1,139,385
Provo, Utah Charter School Revenue
(Freedom Academy Foundation Project) 5.50% 6/15/37	1,000,000	713,680
San Juan, Texas Higher Education Finance Authority
Education Revenue (Idea Public Schools)
Series A 6.70% 8/15/40	2,000,000	2,008,260
Utah State Charter School Finance Authority Revenue
(North Davis Preparatory) 6.375% 7/15/40	1,290,000	1,128,866
Yonkers, New York Economic Development Corporation
Educational Revenue (Charter School Educational
Excellence) Series A 6.25% 10/15/40	595,000	526,742
		41,163,103
Electric Revenue Bond – 0.42%
Puerto Rico Electric Power Authority Revenue
Series XX 5.25% 7/1/40	1,000,000	872,230
		872,230
Healthcare Revenue Bonds – 19.24%
Apple Valley, Minnesota Economic Development Authority
Health Care Revenue (Augustana Home St. Paul Project)
Series A 6.00% 1/1/40	1,000,000	881,130
Bexar County, Texas Health Facilities Development
Corporation Revenue (Army Retirement Residence
Project) 5.875% 7/1/30	1,000,000	958,150

	Principal amount	Value
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Brevard County, Florida Healthcare Facilities Authority
Health Care Facilities Authority Revenue
(Heath First Inc. Project) Series B 7.00% 4/1/39	$1,000,000	$1,071,220
Butler County, Pennsylvania Hospital Authority Revenue
(Butler Health System Project) 7.125% 7/1/29	900,000	983,484
California Municipal Finance Authority Revenue
(Eisenhower Medical Center) Series A 5.75% 7/1/40	1,000,000	920,510
California Statewide Communities Development Authority
Revenue (Senior Living-Southern California)
7.25% 11/15/41	500,000	523,565
Cleveland - Cuyahoga County, Ohio Port Authority
Revenue Senior Housing (St. Clarence - Geac)
Series A 6.25% 5/1/38	1,000,000	762,710
Colorado Health Facilities Authority Revenue (Christian
Living Community Project) Series A 5.75% 1/1/37	500,000	411,920
Cumberland County, Pennsylvania Municipal Authority
Revenue (Diakon Lutheran Ministries Project)
6.375% 1/1/39	1,000,000	986,430
East Rochester, New York Housing Authority Revenue
Refunding (Senior Living - Woodland Village Project)
5.50% 8/1/33	500,000	393,115
Franklin County, Pennsylvania Industrial Development
Authority Revenue (Chambersburg Hospital Project)
5.375% 7/1/42	1,000,000	914,700
Gainesville & Hall County, Georgia Development Authority
Revenue Senior Living Facilities (Lanier Village Estates
Project) Series C 7.25% 11/15/29	1,000,000	1,006,600
Hawaii Pacific Health Special Purpose Revenue
Series A 5.50% 7/1/40	1,250,000	1,113,825
Hawaii State Department Budget & Finance Special Purpose
Senior Living Revenue (Craigside Project)
Series A 9.00% 11/15/44	1,000,000	1,105,960
Illinois Finance Authority Revenue
(Admiral at Lake Project) Series A 8.00% 5/15/46	1,500,000	1,420,950
(Provena Health) Series A 7.75% 8/15/34	1,000,000	1,076,310
(Silver Cross & Medical Centers) 7.00% 8/15/44	1,000,000	998,680
Illinois Health Facilities Authority Revenue (Elmhurst
Memorial Healthcare Project) 5.625% 1/1/28	1,000,000	926,550

Statements of net assets
Delaware National High-Yield Municipal Bond Fund

	Principal amount	Value
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Indiana Finance Authority Hospital Revenue (King’s
Daughters Hospital & Health) 5.50% 8/15/45	$1,000,000	$790,750
Kentucky Economic Development Finance Authority
Hospital Revenue (Owensboro Medical Health System)
Series A 6.50% 3/1/45	1,000,000	955,330
Lancaster County, Pennsylvania Hospital Authority Revenue
(Brethren Village Project) Series A 6.375% 7/1/30	725,000	683,871
Lebanon County, Pennsylvania Health Facilities Authority
Center Revenue (Pleasant View Retirement)
Series A 5.30% 12/15/26	1,000,000	857,220
Lucas County, Ohio Healthcare Facility Revenue (Lutheran
Homes) Series A 7.00% 11/1/45	2,000,000	1,963,939
Maryland State Health & Higher Educational
Facilities Authority Revenue
(Doctors Community Hospital) 5.75% 7/1/38	1,000,000	830,700
Montgomery County, Pennsylvania Industrial
Development Authority Revenue
(Meeting - Whitemarsh Continuing Care) 6.25% 2/1/35	1,500,000	1,217,940
New Jersey Health Care Facilities Financing
Authority Revenue
(St. Josephs Healthcare System) 6.625% 7/1/38	860,000	845,509
New York State Dormority Authority Revenue
Non State Supported Debt
(Orange Regional Medical Center) 6.25% 12/1/37	1,000,000	922,940
North Carolina Medical Care Commission Health Care
Facilities Revenue
(First Mortgage - Galloway Ridge Project)
Series A 6.00% 1/1/39	1,520,000	1,349,851
(First Mortgage - Presbyterian Homes) 5.60% 10/1/36	1,000,000	824,090
Pennsylvania Economic Development Financing Authority
Health System Revenue (Albert Einstein Healthcare)
Series A 6.25% 10/15/23	1,000,000	1,041,840
Philadelphia, Pennsylvania Hospitals & Higher Education
Facilities Authority Hospital Revenue (Temple University
Health System) Series A 5.50% 7/1/30	2,000,000	1,785,440
Richland County, Ohio Hospital Facilities Revenue
(Medcentral Health System Project)
Series B 6.375% 11/15/30	500,000	504,895
South Carolina Jobs - Economic Development Authority
Hospital Revenue (Palmetto Health) 5.75% 8/1/39	915,000	828,688

	Principal amount	Value
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
St. Johns County, Florida Industrial Development Authority
Revenue (Presbyterian Retirement)
Series A 5.875% 8/1/40	$1,000,000	$922,100
St. Louis Park, Minnesota Health Care Facilities Revenue
(Park Nicollet Health Services) 5.75% 7/1/39	500,000	472,635
St. Paul, Minnesota Housing & Redevelopment Authority
Hospital Revenue (Health East Project) 6.00% 11/15/30	2,000,000	1,743,380
Suffolk County, New York Economic Development
(Peconic Landing Southold) 6.00% 12/1/40	575,000	540,880
Travis County, Texas Health Facilities
Development Corporation Revenue
(Westminister Manor Project) 7.125% 11/1/40	1,000,000	969,320
Washington State Health Care Facilities Authority Revenue
(Multicare Health System) Series B
6.00% 8/15/39 (ASSURED GTY)	1,250,000	1,279,838
Winchester, Virginia Industrial Development Authority
Residential Care Facility Revenue
(Westminster-Canterbury Project) Series A 5.30% 1/1/35	1,000,000	863,040
Yavapai County, Arizona Industrial Development Authority
Hospital Revenue (Yavapai Medical Center)
Series A 6.00% 8/1/33	1,000,000	980,630
		39,630,635
Housing Revenue Bonds – 0.70%
California Municipal Finance Authority Mobile Home Park
Revenue (Caritas Projects) Series A 6.40% 8/15/45	1,585,000	1,444,284
		1,444,284
Lease Revenue Bonds – 3.73%
Capital Area Cultural Education Facilities Finance
Corporation Texas Revenue (Roman Catholic Diocese)
Series B 6.125% 4/1/45	1,000,000	952,690
Capital Trust Agency Florida Revenue
(Air Cargo - Aero Miami) Series A 5.35% 7/1/29	1,000,000	919,980
Guam Government Department of Education Certificates
of Participation (John F. Kennedy High School)
Series A 6.875% 12/1/40	2,000,000	1,873,440
Missouri State Development Finance Board Infrastructure
Facilities Revenue (Branson Landing Project)
Series A 5.50% 12/1/24	720,000	736,502

Statements of net assets
Delaware National High-Yield Municipal Bond Fund

	Principal amount	Value
Municipal Bonds (continued)
Lease Revenue Bonds (continued)
New York City, New York Industrial Development Agency
Revenue (Queens Baseball Stadium)
5.00% 1/1/46 (AMBAC)	$1,200,000	$941,280
New York City, New York Industrial Development Agency
Special Airport Facilities (Airis JFK I, LLC Project)
Series A 5.50% 7/1/28 (AMT)	905,000	771,006
Oklahoma City, Oklahoma Industrial & Cultural Facilities
Subordinated (Air Cargo - Obligated Group)
6.75% 1/1/23 (AMT)	1,160,000	1,032,133
Onondaga County Industrial Development Authority
Revenue Subordinated (Air Cargo Project)
7.25% 1/1/32 (AMT)	500,000	449,415
		7,676,446
Local General Obligation Bonds – 1.14%
Fairfax County, Virginia Refunding & Public Improvement
Series A 5.00% 4/1/17	2,000,000	2,340,720
		2,340,720
§Pre-Refunded Bonds – 0.52%
Bexar County, Texas Health Facilities Development
Corporation Revenue (Army Retirement Residence Project)
6.30% 7/1/32-12	1,000,000	1,080,520
		1,080,520
Special Tax Revenue Bonds – 16.22%
Anne Arundel County, Maryland Special Obligation
(National Business Park - North Project) 6.10% 7/1/40	1,500,000	1,384,935
Baltimore, Maryland Convention Center Hotel Revenue
Subordinated Series B 5.875% 9/1/39	1,000,000	860,790
Brooklyn Arena Local Development Corporation, New York
Pilot Revenue (Barclays Center Project)
6.25% 7/15/40	2,000,000	1,957,720
6.50% 7/15/30	1,000,000	1,019,480
Chicago, Illinois Tax Increment Allocation (Chatham Ridge
Redevelopment Project) 5.95% 12/15/12	750,000	765,788
Dutchess County, New York Local Development Corporation
Revenue (Anderson Center Services Inc. Project)
6.00% 10/1/30	2,000,000	1,856,560
@ Farms New Kent, Virginia Community Development
Authority Special Assessment Series C 5.80% 3/1/36	1,000,000	717,990

	Principal amount	Value
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
Henderson, Nevada Local Improvement Districts #T-18
5.30% 9/1/35	$660,000	$340,481
Lancaster, California Redevelopment Agency Tax Allocation
(Combined Redevelopment Project Areas)
6.875% 8/1/39	500,000	514,755
Middlesex County, New Jersey Improvement Authority Senior
Revenue (Heldrich Center Hotel/Conference Project) Series A
5.00% 1/1/32	500,000	231,435
5.125% 1/1/37	870,000	401,844
Nampa Development Corporation Idaho Revenue
5.90% 3/1/30	2,000,000	1,833,420
New Jersey Economic Development Authority Revenue
(Cigarette Tax) 5.75% 6/15/34	965,000	832,187
New York City, New York Transitional Finance Authority
(Future Tax Secured - Fiscal 2011)
5.00% 2/1/18	2,000,000	2,292,820
5.00% 2/1/26	1,000,000	1,056,450
New York Local Government Assistance Corporation
Subordinate Series A-5/6 5.00% 4/1/17	2,450,000	2,830,141
Norco, California Redevelopment Agency Tax Allocation
(Area #1 Project) 6.00% 3/1/36	1,000,000	926,430
Palm Drive Health Care District Parcel Tax Revenue
5.25% 4/1/30	2,000,000	1,417,520
Prescott Valley, Arizona Improvement District Special
Assessment (Sewer Collection System
Roadway Repair Project) 7.90% 1/1/12	41,000	42,679
Puerto Rico Commonwealth Highway & Transportation
Authority Revenue Series K 5.00% 7/1/30	1,855,000	1,687,679
Puerto Rico Sales Tax Financing Corporation
Sales Tax Revenue
Ω(Capital Appreciation) Series A 6.75% 8/1/32	2,030,000	1,643,772
Series A 5.75% 8/1/37	800,000	794,584
Series C 5.25% 8/1/41	750,000	678,495
Richmond Heights, Missouri Tax Increment & Transaction
Sales Tax Revenue Refunding & Improvement
(Francis Place Redevelopment Project) 5.625% 11/1/25	1,200,000	1,014,924
@ Southwestern Illinois Development Authority Revenue
(Local Government Program - Collinsville Limited Project)
5.35% 3/1/31	500,000	362,570

Statements of net assets
Delaware National High-Yield Municipal Bond Fund

	Principal amount	Value
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
@ St. Joseph, Missouri Industrial Development Authority
Tax Increment Revenue (Shoppes at North Village
Project) Series A
5.375% 11/1/24	$1,000,000	$860,720
5.50% 11/1/27	500,000	422,470
State of Hawaii 5.50% 7/1/18	2,000,000	2,367,100
Virgin Islands Public Finance Authority Revenue Matching
Fund Loan Note Senior Lien Series A 5.00% 10/1/29	930,000	876,237
Winter Garden Village at Fowler Groves Community
Development District, Florida Special Assessment Revenue
5.65% 5/1/37	960,000	837,322
^ Wyandotte County, Kansas City, Kansas Unified
Government Special Obligation Revenue (Capital
Appreciation-Sales Tax) Subordinate Lien 6.07% 6/1/21	1,090,000	590,758
		33,420,056
State General Obligation Bonds – 5.26%
California State Revenue (Antic NTS)
Series A-2 3.00% 6/28/11	2,000,000	2,013,560
Guam Government Series A 6.75% 11/15/29	1,565,000	1,619,963
Maryland State (State & Local Facilities Loan)
Series C 5.00% 11/1/18	3,100,000	3,662,030
Virginia State Series D 5.00% 6/1/19	3,000,000	3,547,530
		10,843,083
Transportation Revenue Bonds – 4.89%
Branson, Missouri Regional Airport Transportation
Development District (Airport Project)
Series A 6.00% 7/1/37	500,000	185,725
Maryland State Economic Development Corporation
Revenue (Transportation Facilities Project)
Series A 5.75% 6/1/35	1,000,000	903,100
Port Authority of New York & New Jersey Special Project
(JFK International Air Terminal) 6.00% 12/1/42	1,970,000	1,920,159
Regional Transportation District Colorado Private Activity
Revenue (Denver Transfers Partners) 6.00% 1/15/41	1,000,000	923,280
Sacramento County, California Airport System Revenue
(PFC/Grant) Series C 6.00% 7/1/41	1,000,000	1,007,270
St. Louis, Missouri Airport Revenue (Lambert-St. Louis
International) Series A-1 6.625% 7/1/34	1,090,000	1,110,830

	Principal amount	Value
Municipal Bonds (continued)
Transportation Revenue Bonds (continued)
Texas Private Activity Bond Surface Transportation
Corporation Senior Lien
(LBJ Infrastructure) 7.00% 6/30/40	$2,000,000	$2,035,360
(Mobility Partners) 6.875% 12/31/39	1,960,000	1,984,441
		10,070,165
Water & Sewer Revenue Bonds – 1.67%
Guam Government Water and Waste Water System
Revenue 5.625% 7/1/40	1,755,000	1,552,666
New York State Environmental Facilities Corporation
(State Revolving Foundation Master Financing)
Series A 5.00% 8/15/17	1,620,000	1,882,148
		3,434,814
Total Municipal Bonds (cost $198,618,235)		188,050,112

Short-Term Investments – 5.97%
¤Variable Rate Demand Notes – 5.97%
Erie County, Pennsylvania Hospital Authority Revenue
(Hamot Health Foundation)
0.20% 5/15/20 (LOC-PNC Bank)	1,000,000	1,000,000
Massachusetts State Health & Educational Facilities
Authority Revenue (Children’s Hospital) Series N-4
0.21% 10/1/49 (LOC-JPMorgan Chase Bank)	8,000,000	8,000,000
Missouri State Health & Educational Facilities Authority
Educational Facilities Revenue (St. Louis University)
Series B-1 0.18% 10/1/35 (LOC-Bank of America)	1,300,000	1,300,000
New York City, New York Series C 0.17% 10/1/23
(LOC-JPMorgan Chase Bank)	2,000,000	2,000,000
Total Short-Term Investments (cost $12,300,000)		12,300,000

Total Value of Securities – 97.25%
(cost $210,918,235)		200,350,112

Receivables and Other Assets
Net of Liabilities – 2.75%		5,664,798
Net Assets Applicable to 22,285,198
Shares Outstanding – 100.00%		$206,014,910

Statements of net assets
Delaware National High-Yield Municipal Bond Fund

Net Asset Value – Delaware National High-Yield Municipal Bond Fund
Class A ($129,682,721 / 14,061,702 Shares)	$9.22
Net Asset Value – Delaware National High-Yield Municipal Bond Fund
Class B ($872,179 / 94,400 Shares)	$9.24
Net Asset Value – Delaware National High-Yield Municipal Bond Fund
Class C ($40,684,330 / 4,393,127 Shares)	$9.26
Net Asset Value – Delaware National High-Yield Municipal Bond Fund
Institutional Class ($34,775,680 / 3,735,969 Shares)	$9.31

Components of Net Assets at February 28, 2011:
Shares of beneficial interest (unlimited authorization – no par)	$220,729,679
Distribution in excess of net investment income	(27,080)
Accumulated net realized loss on investments	(4,119,566)
Net unrealized depreciation of investments	(10,568,123)
Total net assets	$206,014,910

@	Illiquid security. At February 28, 2011, the aggregate amount of illiquid securities was $2,831,703, which represented 1.37% of the Fund’s net assets. See Note 8 in “Notes to financial statements.”
§	Pre-Refunded/Escrowed to Maturity bonds. Municipals that are generally backed or secured by U.S. Treasury bonds. For Pre-Refunded bonds, the stated maturity is followed by the year in which the bond is pre-refunded. See Note 8 in “Notes to Financial Statements.”
Ω	Step coupon bond. Indicates security that has a zero coupon that remains in effect until a predetermined date at which time the stated interest rate becomes effective.
•	Variable rate security. The rate shown is the rate as of February 28, 2011. Interest rates reset periodically.
^	Zero coupon security. The rate shown is the yield at the time of purchase.
¤	Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee or insurance issued with respect to such instrument.

Summary of abbreviations:
ACA — Insured by American Capital Access
AMBAC — Insured by the AMBAC Assurance Corporation
AMT — Subject to Alternative Minimum Tax
ASSURED GTY — Insured by the Assured Guaranty Corporation
CDFI — Community Development Financial Institutions
LOC — Letter of Credit
XLCA — Insured by XL Capital Assurance

Net Asset Value and Offering Price Per Share –
Delaware National High Yield Municipal Bond Fund
Net asset value Class A (A)	$9.22
Sales charge (4.50% of offering price) (B)	0.43
Offering price	$9.65

(A)	Net asset value per share, as illustrated, is the amount which would be paid upon redemption or repurchase of shares.
(B)	See the current prospectus for purchases of $100,000 or more.

See accompanying notes, which are an integral part of the financial statements.

Statements of operations
Six Months Ended February 28, 2011 (Unaudited)

	Delaware	Delaware	Delaware
	Tax-Free	Tax-Free USA	National High-Yield
	USA Fund	Intermediate Fund	Municipal Bond Fund
Investment Income:
Interest	$16,673,499	$15,306,750	$6,097,426

Expenses:
Management fees	1,655,390	1,809,109	567,121
Distribution expenses – Class A	695,460	687,559	170,315
Distribution expenses – Class B	21,310	1,992	4,897
Distribution expenses – Class C	145,189	320,670	202,790
Dividend disbursing and transfer
agent fees and expenses	196,895	332,137	76,274
Accounting and administration expenses	120,710	144,962	40,638
Registration fees	42,745	56,659	32,909
Reports and statements to shareholders	23,471	36,929	12,066
Audit and tax	21,430	22,308	9,254
Legal fees	18,550	20,802	9,458
Trustees’ fees	16,984	20,276	5,655
Insurance fees	12,586	11,911	2,266
Pricing fees	8,824	13,401	9,073
Custodian fees	6,507	6,728	2,258
Consulting fees	2,940	3,316	835
Trustees’ expenses	1,186	1,396	373
Due and services	425	2,058	10,047
	2,990,602	3,492,213	1,156,229
Less expenses absorbed or waived	(407,219)	(268,485)	(158,898)
Less waived distribution expenses – Class A	—	(343,779)	—
Less expense paid indirectly	(474)	(577)	(124)
Total operating expenses	2,582,909	2,879,372	997,207
Net Investment Income	14,090,590	12,427,378	5,100,219

	Delaware	Delaware	Delaware
	Tax-Free	Tax-Free USA	National High-Yield
	USA Fund	Intermediate Fund	Municipal Bond Fund
Net Realized and Unrealized Gain
(Loss) on Investments:
Net realized gain (loss) on investments	$1,101,524	$(7,958,103)	$(1,871,180)
Net change in unrealized appreciation/
depreciation of investments	(41,417,284)	(34,762,458)	(17,371,500)
Net Realized and Unrealized Loss
on Investments	(40,315,760)	(42,720,561)	(19,242,680)

Net Decrease in Net Assets
Resulting from Operations	$(26,225,170)	$(30,293,183)	$(14,142,461)

See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets
Delaware Tax-Free USA Fund

	Six Months	Year
	Ended	Ended
	2/28/11	8/31/10
	(Unaudited)
Increase (Decrease) in Net Assets from Operations:
Net investment income	$14,090,590	$27,449,487
Net realized gain on investments	1,101,524	5,376,303
Net change in unrealized
appreciation/depreciation of investments	(41,417,284)	33,754,276
Net increase (decrease) in net assets resulting from operations	(26,225,170)	66,580,066

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(13,275,941)	(26,109,963)
Class B	(82,863)	(265,094)
Class C	(564,431)	(948,392)
Institutional Class	(167,355)	(126,036)
	(14,090,590)	(27,449,485)

Capital Share Transactions:
Proceeds from shares sold:
Class A	127,953,088	61,819,342
Class B	5,491	87,469
Class C	3,691,506	9,773,385
Institutional Class	3,255,833	10,975,123

Net asset value of shares issued upon reinvestment
of dividends and distributions:
Class A	7,283,790	13,870,753
Class B	46,543	116,921
Class C	424,010	691,115
Institutional Class	88,045	69,762
	142,748,306	97,403,870

	Six Months	Year
	Ended	Ended
	2/28/11	8/31/10
	(Unaudited)
Capital Share Transactions (continued):
Cost of shares repurchased:
Class A	$(78,916,661)	$(67,005,588)
Class B	(1,532,633)	(3,446,173)
Class C	(4,370,362)	(2,360,456)
Institutional Class	(5,108,477)	(3,613,385)
	(89,928,133)	(76,425,602)
Increase in net assets derived from
capital share transactions	52,820,173	20,978,268
Net Increase in Net Assets	12,504,413	60,108,849

Net Assets:
Beginning of period	625,240,126	565,131,277
End of period	$637,744,539	$625,240,126

Undistributed net investment income	$66,895	$66,895

See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets
Delaware Tax-Free USA Intermediate Fund

	Six Months	Year
	Ended	Ended
	2/28/11	8/31/10
	(Unaudited)
Increase (Decrease) in Net Assets from Operations:
Net investment income	$12,427,378	$20,922,589
Net realized gain (loss) on investments	(7,958,103)	3,101,284
Net change in unrealized
appreciation/depreciation of investments	(34,762,458)	31,454,823
Net increase (decrease) in net assets resulting from operations	(30,293,183)	55,478,696

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(7,828,367)	(17,243,762)
Class B	(5,109)	(18,866)
Class C	(822,894)	(1,408,918)
Institutional Class	(3,771,007)	(2,251,043)
	(12,427,377)	(20,922,589)

Capital Share Transactions:
Proceeds from shares sold:
Class A	93,327,649	240,540,308
Class B	16,933	5,061
Class C	9,529,794	32,062,484
Institutional Class	91,009,854	201,735,695

Net asset value of shares issued upon reinvestment
of dividends and distributions:
Class A	5,868,144	11,793,891
Class B	3,087	12,602
Class C	640,962	1,043,543
Institutional Class	1,770,827	1,022,951
	202,167,250	488,216,535

	Six Months	Year
	Ended	Ended
	2/28/11	8/31/10
	(Unaudited)
Capital Share Transactions (continued):
Cost of shares repurchased:
Class A	$(109,596,729)	$(257,852,688)
Class B	(151,511)	(403,130)
Class C	(10,428,040)	(11,028,080)
Institutional Class	(50,936,114)	(15,480,558)
	(171,112,394)	(284,764,456)
Increase in net assets derived from
capital share transactions	31,054,856	203,452,079
Net Increase (Decrease) in Net Assets	(11,665,704)	238,008,186

Net Assets:
Beginning of period	738,883,756	500,875,570
End of period	$727,218,052	$738,883,756

Undistributed net investment income	$16,226	$16,225

See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets
Delaware National High-Yield Municipal Bond Fund

	Six Months	Year
	Ended	Ended
	2/28/11	8/31/10
	(Unaudited)
Increase (Decrease) in Net Assets from Operations:
Net investment income	$5,100,219	$5,970,302
Net realized gain (loss) on investments	(1,871,180)	1,001,919
Net change in unrealized
appreciation/depreciation of investments	(17,371,500)	13,240,902
Net increase (decrease) in net assets resulting
from operations	(14,142,461)	20,213,123

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(3,448,980)	(4,828,032)
Class B	(21,104)	(63,201)
Class C	(878,427)	(793,575)
Institutional Class	(733,724)	(265,485)
	(5,082,235)	(5,950,293)

Capital Share Transactions:
Proceeds from shares sold:
Class A	48,345,272	80,165,567
Class B	—	25,758
Class C	14,910,440	28,127,837
Institutional Class	32,925,251	21,613,556

Net asset value of shares issued upon reinvestment
of dividends and distributions:
Class A	2,516,663	3,020,007
Class B	12,716	31,120
Class C	672,100	528,580
Institutional Class	396,301	144,889
	99,778,743	133,657,314

	Six Months	Year
	Ended	Ended
	2/28/11	8/31/10
	(Unaudited)
Capital Share Transactions (continued):
Cost of shares repurchased:
Class A	$(48,087,296)	$(23,646,518)
Class B	(170,002)	(553,592)
Class C	(7,376,218)	(2,204,078)
Institutional Class	(12,875,861)	(5,576,829)
	(68,509,377)	(31,981,017)
Increase in net assets derived from
capital share transactions	31,269,366	101,676,297
Net Increase in Net Assets	12,044,670	115,939,127

Net Assets:
Beginning of period	193,970,240	78,031,113
End of period	$206,014,910	$193,970,240

Distributions in excess of net investment income	$(27,080)	$(4,408)

See accompanying notes, which are an integral part of the financial statements.

Financial highlights
Delaware Tax-Free USA Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss) on investments
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return2

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

1 Ratios have been annualized and total return and portfolio turnover have not been annualized.
2 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six Months Ended	Year Ended
2/28/111	8/31/10	8/31/09	8/31/08	8/31/07	8/31/06
(Unaudited)
$11.630	$10.890	$10.970	$11.230	$11.570	$11.760

0.258	0.522	0.479	0.462	0.466	0.458
(0.760)	0.740	(0.081)	(0.260)	(0.337)	(0.186)
(0.502)	1.262	0.398	0.202	0.129	0.272

(0.258)	(0.522)	(0.478)	(0.462)	(0.469)	(0.462)
(0.258)	(0.522)	(0.478)	(0.462)	(0.469)	(0.462)

$10.870	$11.630	$10.890	$10.970	$11.230	$11.570

(4.35% )	11.85%	3.91%	1.82%	1.08%	2.42%

$600,693	$581,931	$536,420	$510,822	$735,584	$656,813
0.80%	0.80%	0.84%	0.85%	0.87%	0.86%

0.93%	0.95%	0.97%	0.94%	0.95%	1.00%
4.64%	4.64%	4.60%	4.13%	4.03%	3.97%

4.51%	4.49%	4.47%	4.04%	3.95%	3.83%
31%	32%	66%	28%	36%	41%

Financial highlights
Delaware Tax-Free USA Fund Class B

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss) on investments
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return2

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

1 Ratios have been annualized and total return and portfolio turnover have not been annualized.
2 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six Months Ended	Year Ended
2/28/111	8/31/10	8/31/09	8/31/08	8/31/07	8/31/06
(Unaudited)
$11.620	$10.880	$10.960	$11.230	$11.570	$11.760

0.216	0.437	0.399	0.378	0.378	0.370
(0.750)	0.740	(0.080)	(0.270)	(0.337)	(0.186)
(0.534)	1.177	0.319	0.108	0.041	0.184

(0.216)	(0.437)	(0.399)	(0.378)	(0.381)	(0.374)
(0.216)	(0.437)	(0.399)	(0.378)	(0.381)	(0.374)

$10.870	$11.620	$10.880	$10.960	$11.230	$11.570

(4.62% )	11.01%	3.13%	0.96%	0.32%	1.63%

$3,595	$5,373	$8,168	$11,812	$17,286	$22,189
1.56%	1.56%	1.60%	1.61%	1.63%	1.63%

1.69%	1.71%	1.73%	1.70%	1.71%	1.73%
3.88%	3.88%	3.84%	3.37%	3.27%	3.20%

3.75%	3.73%	3.71%	3.28%	3.19%	3.10%
31%	32%	66%	28%	36%	41%

Financial highlights
Delaware Tax-Free USA Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss) on investments
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return2

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

1 Ratios have been annualized and total return and portfolio turnover have not been annualized.
2 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six Months Ended	Year Ended
2/28/111	8/31/10	8/31/09	8/31/08	8/31/07	8/31/06
(Unaudited)
$11.630	$10.890	$10.970	$11.230	$11.570	$11.760

0.216	0.437	0.399	0.377	0.378	0.370
(0.750)	0.740	(0.080)	(0.260)	(0.337)	(0.186)
(0.534)	1.177	0.319	0.117	0.041	0.184

(0.216)	(0.437)	(0.399)	(0.377)	(0.381)	(0.374)
(0.216)	(0.437)	(0.399)	(0.377)	(0.381)	(0.374)

$10.880	$11.630	$10.890	$10.970	$11.230	$11.570

(4.62% )	11.00%	3.13%	0.96%	0.41%	1.63%

$28,077	$30,302	$20,542	$16,641	$16,871	$15,110
1.56%	1.56%	1.60%	1.61%	1.63%	1.63%

1.69%	1.71%	1.73%	1.70%	1.71%	1.73%
3.88%	3.88%	3.84%	3.37%	3.27%	3.20%

3.75%	3.73%	3.71%	3.28%	3.19%	3.10%
31%	32%	66%	28%	36%	41%

Financial highlights
Delaware Tax-Free USA Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss) on investments
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return3

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

1 Ratios have been annualized and total return and portfolio turnover have not been annualized.
2 Date of commencement of operations; ratios have been annualized and total return has not been annualized.
3 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.
4 Portfolio turnover is representative of the Fund for the entire year.

See accompanying notes, which are an integral part of the financial statements.

Six Months Ended	Year Ended	12/31/082
2/28/111	8/31/10	to
(Unaudited)		8/31/09
$11.720	$10.890	$10.020

0.273	0.549	0.322
(0.760)	0.830	0.870
(0.487)	1.379	1.192

(0.273)	(0.549)	(0.322)
(0.273)	(0.549)	(0.322)

$10.960	$11.720	$10.890

(4.18% )	12.84%	12.15%

$5,380	$7,634	$1
0.56%	0.56%	0.60%

0.69%	0.71%	0.73%
4.88%	4.88%	4.84%

4.75%	4.73%	4.71%
31%	32%	66%	4

Financial highlights
Delaware Tax-Free USA Intermediate Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss) on investments
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return2

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

1 Ratios have been annualized and total return and portfolio turnover have not been annualized.
2 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects waivers by the manager and distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six Months Ended	Year Ended
2/28/111	8/31/10	8/31/09	8/31/08	8/31/07	8/31/06
(Unaudited)
$12.110	$11.460	$11.250	$11.210	$11.470	$11.610

0.198	0.423	0.388	0.383	0.414	0.408
(0.660)	0.650	0.210	0.041	(0.260)	(0.140)
(0.462)	1.073	0.598	0.424	0.154	0.268

(0.198)	(0.423)	(0.388)	(0.384)	(0.414)	(0.408)
(0.198)	(0.423)	(0.388)	(0.384)	(0.414)	(0.408)

$11.450	$12.110	$11.460	$11.250	$11.210	$11.470

(3.83% )	9.53%	5.49%	3.83%	1.34%	2.38%

$443,795	$481,004	$459,782	$407,729	$306,215	$204,525
0.75%	0.75%	0.75%	0.75%	0.76%	0.75%

0.97%	1.00%	1.03%	1.03%	1.03%	1.07%
3.41%	3.59%	3.51%	3.38%	3.60%	3.56%

3.19%	3.34%	3.23%	3.10%	3.33%	3.24%
25%	27%	47%	28%	40%	37%

Financial highlights
Delaware Tax-Free USA Intermediate Fund Class B

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss) on investments
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return2

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

1 Ratios have been annualized and total return and portfolio turnover have not been annualized.
2 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six Months Ended	Year Ended
2/28/111	8/31/10	8/31/09	8/31/08	8/31/07	8/31/06
(Unaudited)
$12.100	$11.450	$11.240	$11.200	$11.460	$11.610

0.148	0.324	0.294	0.287	0.317	0.311
(0.670)	0.650	0.210	0.041	(0.260)	(0.150)
(0.522)	0.974	0.504	0.328	0.057	0.161

(0.148)	(0.324)	(0.294)	(0.288)	(0.317)	(0.311)
(0.148)	(0.324)	(0.294)	(0.288)	(0.317)	(0.311)

$11.430	$12.100	$11.450	$11.240	$11.200	$11.460

(4.33% )	8.62%	4.61%	2.95%	0.48%	1.43%

$356	$511	$861	$1,272	$1,786	$2,413
1.60%	1.60%	1.60%	1.60%	1.61%	1.60%

1.67%	1.70%	1.73%	1.73%	1.73%	1.77%
2.56%	2.74%	2.66%	2.53%	2.75%	2.71%

2.49%	2.64%	2.53%	2.40%	2.63%	2.54%
25%	27%	47%	28%	40%	37%

Financial highlights
Delaware Tax-Free USA Intermediate Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss) on investments
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return2

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

1 Ratios have been annualized and total return and portfolio turnover have not been annualized.
2 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six Months Ended	Year Ended
2/28/111	8/31/10	8/31/09	8/31/08	8/31/07	8/31/06
(Unaudited)
$12.110	$11.450	$11.240	$11.200	$11.470	$11.610

0.148	0.323	0.294	0.287	0.317	0.311
(0.670)	0.660	0.210	0.041	(0.270)	(0.140)
(0.522)	0.983	0.504	0.328	0.047	0.171

(0.148)	(0.323)	(0.294)	(0.288)	(0.317)	(0.311)
(0.148)	(0.323)	(0.294)	(0.288)	(0.317)	(0.311)

$11.440	$12.110	$11.450	$11.240	$11.200	$11.470

(4.32% )	8.70%	4.60%	2.95%	0.39%	1.52%

$61,281	$65,343	$40,232	$24,880	$28,237	$28,004
1.60%	1.60%	1.60%	1.60%	1.61%	1.60%

1.67%	1.70%	1.73%	1.73%	1.73%	1.77%
2.56%	2.74%	2.66%	2.53%	2.75%	2.71%

2.49%	2.64%	2.53%	2.40%	2.63%	2.54%
25%	27%	47%	28%	40%	37%

Financial highlights
Delaware Tax-Free USA Intermediate Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss) on investments
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return3

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

1 Ratios have been annualized and total return and portfolio turnover have not been annualized.
2 Date of commencement of operations; ratios have been annualized and total return has not been annualized.
3 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.
4 Portfolio turnover is representative of the Fund for the entire year.

See accompanying notes, which are an integral part of the financial statements.

Six Months Ended	Year Ended	12/31/082 to
2/28/111	8/31/10	8/31/09
(Unaudited)
$12.230	$11.460	$10.800

0.208	0.424	0.269
(0.670)	0.770	0.660
(0.462)	1.194	0.929

(0.208)	(0.424)	(0.269)
(0.208)	(0.424)	(0.269)

$11.560	$12.230	$11.460

(3.79% )	10.62%	8.68%

$221,786	$192,026	$1
0.60%	0.60%	0.60%

0.67%	0.70%	0.73%
3.56%	3.74%	3.65%

3.49%	3.64%	3.52%
25%	27%	47%	4

Financial highlights
Delaware National High-Yield Municipal Bond Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss) on investments
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return2

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

1 Ratios have been annualized and total return and portfolio turnover have not been annualized.
2 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six Months Ended	Year Ended
2/28/111	8/31/10	8/31/09	8/31/08	8/31/07	8/31/06
(Unaudited)
$10.090	$8.920	$9.510	$10.030	$10.320	$10.380

0.242	0.513	0.505	0.484	0.482	0.477
(0.871)	1.169	(0.595)	(0.520)	(0.290)	(0.060)
(0.629)	1.682	(0.090)	(0.036)	0.192	0.417

(0.241)	(0.512)	(0.500)	(0.484)	(0.482)	(0.477)
(0.241)	(0.512)	(0.500)	(0.484)	(0.482)	(0.477)

$9.220	$10.090	$8.920	$9.510	$10.030	$10.320

(6.28% )	19.29%	(0.38% )	(0.37% )	1.82%	4.15%

$129,683	$139,628	$68,812	$67,762	$65,143	$68,663
0.85%	0.85%	0.90%	0.90%	0.91%	0.90%

1.00%	1.04%	1.08%	1.04%	1.03%	1.02%
5.06%	5.24%	6.06%	4.94%	4.66%	4.66%

4.91%	5.05%	5.88%	4.80%	4.54%	4.54%
37%	37%	67%	24%	37%	73%

Financial highlights
Delaware National High-Yield Municipal Bond Fund Class B

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss) on investments
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return2

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

1 Ratios have been annualized and total return and portfolio turnover have not been annualized.
2 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six Months Ended	Year Ended
2/28/111	8/31/10	8/31/09	8/31/08	8/31/07	8/31/06
(Unaudited)
$10.110	$8.940	$9.530	$10.050	$10.350	$10.400

0.207	0.442	0.440	0.410	0.404	0.400
(0.871)	1.169	(0.592)	(0.520)	(0.300)	(0.050)
(0.664)	1.611	(0.152)	(0.110)	0.104	0.350

(0.206)	(0.441)	(0.438)	(0.410)	(0.404)	(0.400)
(0.206)	(0.441)	(0.438)	(0.410)	(0.404)	(0.400)

$9.240	$10.110	$8.940	$9.530	$10.050	$10.350

(6.61% )	18.37%	(1.11% )	(1.12% )	0.96%	3.47%

$872	$1,118	$1,448	$3,135	$5,972	$9,519
1.60%	1.60%	1.65%	1.65%	1.66%	1.65%

1.75%	1.79%	1.83%	1.79%	1.78%	1.77%
4.31%	4.49%	5.31%	4.19%	3.91%	3.91%

4.16%	4.30%	5.13%	4.05%	3.79%	3.79%
37%	37%	67%	24%	37%	73%

Financial highlights
Delaware National High-Yield Municipal Bond Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss) on investments
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return2

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

1 Ratios have been annualized and total return and portfolio turnover have not been annualized.
2 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six Months Ended	Year Ended
2/28/111	8/31/10	8/31/09	8/31/08	8/31/07	8/31/06
(Unaudited)
$10.130	$8.960	$9.550	$10.070	$10.360	$10.420

0.207	0.442	0.441	0.410	0.404	0.400
(0.871)	1.169	(0.592)	(0.520)	(0.290)	(0.060)
(0.664)	1.611	(0.151)	(0.110)	0.114	0.340

(0.206)	(0.441)	(0.439)	(0.410)	(0.404)	(0.400)
(0.206)	(0.441)	(0.439)	(0.410)	(0.404)	(0.400)

$9.260	$10.130	$8.960	$9.550	$10.070	$10.360

(6.60% )	18.33%	(1.11% )	(1.12% )	1.06%	3.36%

$40,684	$36,384	$7,770	$6,998	$4,848	$5,332
1.60%	1.60%	1.65%	1.65%	1.66%	1.65%

1.75%	1.79%	1.83%	1.79%	1.78%	1.77%
4.31%	4.49%	5.31%	4.19%	3.91%	3.91%

4.16%	4.30%	5.13%	4.05%	3.79%	3.79%
37%	37%	67%	24%	37%	73%

Financial highlights
Delaware National High-Yield Municipal Bond Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss) on investments
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return3

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

1 Ratios have been annualized and total return and portfolio turnover have not been annualized.
2 Date of commencement of operations; ratios have been annualized and total return has not been annualized.
3 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

4 Portfolio turnover is representative of the Fund for the entire year.

See accompanying notes, which are an integral part of the financial statements.

Six Months Ended	Year Ended	12/31/082 to
2/28/111	8/31/10	8/31/09
(Unaudited)
$10.190	$8.930	$7.590

0.256	0.534	0.342
(0.881)	1.259	1.338
(0.625)	1.793	1.680

(0.255)	(0.533)	(0.340)
(0.255)	(0.533)	(0.340)

$9.310	$10.190	$8.930

(6.19% )	20.55%	22.55%

$34,776	$16,840	$1
0.60%	0.60%	0.65%

0.75%	0.79%	0.85%
5.31%	5.49%	6.41%

5.16%	5.30%	6.21%
37%	37%	67%	4

Notes to financial statements
Delaware National Tax-Free Funds	February 28, 2011 (Unaudited)

Delaware Group® Tax-Free Fund is organized as a Delaware statutory trust and offers two series: Delaware Tax-Free USA Fund and Delaware Tax-Free USA Intermediate Fund. Voyageur Mutual Funds is organized as a Delaware statutory trust and offers five series: Delaware Tax-Free California Fund, Delaware Tax-Free Idaho Fund, Delaware Minnesota High-Yield Municipal Bond Fund, Delaware National High-Yield Municipal Bond Fund and Delaware Tax-Free New York Fund. Delaware Group Tax-Free Fund and Voyageur Mutual Funds are individually referred to as a Trust and collectively as the Trusts. These financial statements and the related notes pertain to Delaware Tax-Free USA Fund, Delaware Tax-Free USA Intermediate Fund and Delaware National High-Yield Municipal Bond Fund (each referred to as a Fund or, collectively, as the Funds). The above Trusts are open-end investment companies. The Funds are considered diversified under the Investment Company Act of 1940, as amended. The Funds offer Class A, Class B, Class C and Institutional Class shares. Class A shares are sold with a maximum front-end sales charge of up to 4.50% for Delaware Tax-Free USA Fund and Delaware National High-Yield Municipal Bond Fund, and up to 2.75% for Delaware Tax-Free USA Intermediate Fund. Class A share purchases of $1,000,000 or more will incur a contingent deferred sales charge (CDSC) of 1% if redeemed during the first year and 0.50% during the second year for Delaware Tax-Free USA Fund and Delaware National High-Yield Municipal Bond Fund; and of 0.75% for Delaware Tax-Free USA Intermediate Fund if redeemed within the first year, provided that Delaware Distributors, L.P. (DDLP) paid a financial advisor a commission on the purchase of those shares. Class B shares may be purchased only through dividend reinvestment and certain permitted exchanges. Prior to June 1, 2007, Class B shares of the Delaware Tax-Free USA Fund and Delaware National High-Yield Municipal Bond Fund were sold with a CDSC that declined from 4% to zero depending upon the period of time the shares were held. Class B shares of the Delaware Tax-Free USA Fund and Delaware National High-Yield Municipal Bond Fund will automatically convert to Class A shares on a quarterly basis approximately eight years after purchase. Class B shares of Delaware Tax-Free USA Intermediate Fund were sold with a CDSC that declines from 2% to zero depending upon the period of time the shares were held. Class B shares of the Tax-Free USA Intermediate Fund will automatically convert to Class A shares on a quarterly basis approximately five years after purchase. Class C shares are sold with a CDSC of 1%, if redeemed during the first twelve months. Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors.

The investment objective of the Delaware Tax-Free USA Fund and Delaware Tax-Free USA Intermediate Fund is to seek as high a level of current interest income exempt from federal income tax as is available from municipal obligations and as is consistent with prudent investment management and preservation of capital.

The investment objective of Delaware National High-Yield Municipal Bond Fund is to seek a high level of current income exempt from federal income tax primarily through investment in medium- and lower-grade municipal obligations.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Funds.

Security Valuation — Debt securities are valued by an independent pricing service or broker. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Short-term debt securities are valued at market value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of each Fund’s Board of Trustees (each, a Board or, collectively, the Boards). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security.

Federal Income Taxes — No provision for federal income taxes has been made as each Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed each Fund’s tax positions taken on federal income tax returns for all open tax years (August 31, 2007 – August 31, 2010), and has concluded that no provision for federal income tax is required for each Fund’s financial statements.

Class Accounting — Investment income and common expenses are allocated to the various classes of each Fund on the basis of “settled shares” of each class in relation to the net assets of each Fund. Realized and unrealized gains (loss) on investments are allocated to the various classes of each Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other — Expenses directly attributable to a Fund are charged directly to that Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums are

Notes to financial statements
Delaware National Tax-Free Funds

1. Significant Accounting Policies (continued)

amortized to interest income over the lives of the respective securities. Each Fund declares dividends daily from net investment income and pays such dividends monthly and declares and pays distributions from net realized gain on investments, if any, annually. The Funds may distribute income dividends and capital gains more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

The Funds may receive earnings credits from their custodian when positive cash balances are maintained, which are used to offset custody fees. There were no earnings credits for the six months ended February 28, 2011.

The Funds may receive earnings credits from their transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. The expense paid under this arrangement is included in dividend disbursing and transfer agent fees and expenses on the statement of operations with the corresponding expense offset shown as “expense paid indirectly.” For the six months ended February 28, 2011, the Funds earned the following under this agreement:

Delaware Tax-Free	Delaware Tax-Free	Delaware National High-Yield
USA Fund	USA Intermediate Fund	Municipal Bond Fund
$474	$577	$124

2. Investment Management, Administration Agreements and Other Transactions with Affiliates

In accordance with the terms of its respective investment management agreement, each Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated based on each Fund’s average daily net assets as follows:

	Delaware Tax-Free	Delaware Tax-Free	Delaware National High-Yield
	USA Fund	USA Intermediate Fund	Municipal Bond Fund
On the first $500 million	0.550%	0.500%	0.550%
On the next $500 million	0.500%	0.475%	0.500%
On the next $1.5 billion	0.450%	0.450%	0.450%
In excess of $2.5 billion	0.425%	0.425%	0.425%

Effective December 29, 2010, DMC has contractually agreed to waive that portion, if any, of its management fee and/or pay/reimburse each Fund to the extent necessary to ensure that total annual operating expenses (excluding any 12b-1 plan expenses, taxes, interest, inverse floater program expenses, short sale and dividend interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations), do not exceed 0.56%, 0.60%, and 0.60% of average daily net assets of Delaware Tax-Free USA Fund, Delaware Tax-Free USA Intermediate Fund, and Delaware National High-Yield Municipal Bond Fund, respectively, through December 29, 2011. Prior to December 29, 2010, the expense limitations were voluntary. For purposes of these waivers and reimbursements, nonroutine expenses may also include such additional costs and expenses, as may be agreed upon from time to time by the Funds’ Boards and DMC. These expense waivers and reimbursement applies only to expenses paid directly by the Funds.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to the Funds. For these services, each Fund pays DSC fees based on the aggregate daily net assets of the Delaware Investments® Family of Funds at the following annual rate: 0.0050% of the first $30 billion; 0.0045% of the next $10 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $50 billion. The fees payable to DSC under the service agreement described above are allocated among all Funds in the Delaware Investments Family of Funds on a relative net asset value basis. For the six months ended February 28, 2011, each Fund was charged for these services as follows:

Delaware Tax-Free	Delaware Tax-Free	Delaware National High-Yield
USA Fund	USA Intermediate Fund	Municipal Bond Fund
$15,212	$18,269	$5,121

DSC also provides dividend disbursing and transfer agency services. Each Fund pays DSC a monthly fee based on the number of shareholder accounts for dividend disbursing and transfer agent services.

Pursuant to a distribution agreement and distribution plan, each Fund pays DDLP, the distributor and an affiliate of DMC, an annual distribution and service fee not to exceed 0.30% of the average daily net assets of the Class A shares for Delaware Tax-Free USA Intermediate Fund, 0.25% of the average daily net assets of the Class A shares for the Delaware National High-Yield Municipal Bond Fund and 1.00% of the average daily net assets of the Class B and C for all the Funds. The Board for Delaware Tax-Free USA Fund has adopted a formula for calculating 12b-1 plan fees for the Fund’s Class A shares that went into effect on June 1, 1992. The total 12b-1 fees to be paid by Class A shareholders of the Fund will be the sum of 0.10% of the average daily net assets representing shares that were acquired prior to June 1, 1992 and 0.30% of the average daily net assets representing shares that were acquired on or after June 1, 1992. Effective April 21, 2006, the maximum amount of the Class A 12b-1 fees was reduced to 0.25% and the total 12b-1 fees to be paid to Class A shareholders of the Fund will be the sum of 0.10% of the average daily net assets representing shares that were acquired prior to June 1, 1992 and 0.25% of the average daily net assets representing shares that were acquired on or after June 1, 1992. All Class A shareholders will bear 12b-1 fees at the same rate, the blended rate based upon the allocation of the rates described above. Institutional Class shares pay no distribution and service expenses. DDLP has contracted to waive distribution and service fees through December 29, 2011 in order to prevent distribution and service fees of Class A shares from exceeding 0.15% of average daily net assets for the Delaware Tax-Free USA Intermediate Fund.

Notes to financial statements
Delaware National Tax-Free Funds

2. Investment Management, Administration Agreements and Other Transactions with Affiliates (continued)

At February 28, 2011, each Fund had liabilities payable to affiliates as follows:

	Delaware Tax-Free	Delaware Tax-Free	Delaware National High-Yield
	USA Fund	USA Intermediate Fund	Municipal Bond Fund
Investment management fees
payable to DMC	$207,416	$234,435	$51,136
Dividend disbursing, transfer
agent and fund accounting
oversight fees and other
expenses payable to DSC	17,192	24,381	6,084
Distribution fees payable
to DDLP	136,205	97,244	56,097
Other expenses payable to
DMC and affiliates*	25,378	29,658	9,944

*DMC, as part of its administrative services, pays operating expenses on behalf of each Fund and is reimbursed on a periodic basis. Expenses include items such as printing of shareholder reports, fees for audit, legal and tax services, registration fees and trustees’ fees.

As provided in the investment management agreements, each Fund bears the cost of certain legal and tax services, including internal legal and tax services provided to each Fund by DMC and/or its affiliates’ employees. For the six months ended February 28, 2011, each Fund was charged for internal legal and tax services provided by DMC and/or its affiliates’ employees as follows:

Delaware Tax-Free	Delaware Tax-Free	Delaware National High-Yield
USA Fund	USA Intermediate Fund	Municipal Bond Fund
$2,478	$2,560	$681

For the six months ended February 28, 2011, DDLP earned commissions on sales of each Fund’s Class A shares as follows:

Delaware Tax-Free	Delaware Tax-Free	Delaware National High-Yield
USA Fund	USA Intermediate Fund	Municipal Bond Fund
$18,012	$16,254	$52,064

For the six months ended February 28, 2011, DDLP received gross CDSC commissions on redemption of each Fund’s Class A, Class B and Class C shares, respectively. These commissions were entirely used to offset up-front commissions previously paid by DDLP to broker-dealers on sales of those shares. The amounts received were as follows:

	Delaware Tax-Free	Delaware Tax-Free	Delaware National High-Yield
	USA Fund	USA Intermediate Fund	Municipal Bond Fund
Class A	$0	$0	$0
Class B	706	0	20
Class C	282	5,836	3,448

Trustees’ fees include expenses accrued by the Funds for each Trustee’s retainer and meeting fees. Certain officers of DMC, DSC and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Funds.

3. Investments

For the six months ended February 28, 2011, the Fund made purchases and sales of investment securities other than short-term investments as follows:

	Delaware Tax-Free	Delaware Tax-Free	Delaware National High-Yield
	USA Fund	USA Intermediate Fund	Municipal Bond Fund
Purchases	$217,701,016	$193,003,835	$96,138,734
Sales	186,737,006	183,968,684	74,365,878

At February 28, 2011, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At February 28, 2011, the cost of investments and unrealized appreciation (depreciation) for each Fund were as follows:

	Delaware Tax-Free	Delaware Tax-Free	Delaware National High-Yield
	USA Fund	USA Intermediate Fund	Municipal Bond Fund
Cost of investments	$636,324,171	$704,763,850	$210,828,404
Aggregate unrealized
appreciation	$23,552,673	$20,231,427	$2,645,664
Aggregate unrealized
depreciation	(21,697,671)	(8,921,992)	(13,123,956)
Net unrealized appreciation
(depreciation)	$1,855,002	$11,309,435	$(10,478,292)

U.S. GAAP defines fair value as the price that the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1	–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Notes to financial statements
Delaware National Tax-Free Funds

3. Investments (continued)

Level 2	–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3	–	inputs are significant unobservable inputs (including the Funds’ own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

	Delaware Tax-Free	Delaware Tax-Free	Delaware National High-Yield
Municipal Bonds	USA Fund	USA Intermediate Fund	Municipal Bond Fund
Level 2	$638,179,173	$716,073,285	$200,350,112

There were no Level 1 and Level 3 securities at the beginning or end of the period.

During the six months ended February 28, 2011, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Funds.

4. Dividend and Distribution Information

Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Additionally, distributions from net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the six months ended February 28, 2011 and the year ended August 31, 2010 was as follows:

	Delaware Tax-Free	Delaware Tax-Free	Delaware National High-Yield
	USA Fund	USA Intermediate Fund	Municipal Bond Fund
Six months ended 2/28/11*
Tax-exempt income	$13,859,303	$12,424,433	$5,039,830
Ordinary income	231,287	2,944	42,405
Total	$14,090,590	$12,427,377	$5,082,235

Year ended 8/31/10
Tax-exempt income	$26,946,651	$20,788,197	$5,854,908
Ordinary income	502,834	134,392	95,385
Total	$27,449,485	$20,922,589	$5,950,293

*Tax information for the period ended February 28, 2011 is an estimate and the tax character of dividends and distributions may be redesignated at fiscal year end.

5. Components of Net Assets on a Tax Basis

The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of February 28, 2011, the estimated components of net assets on a tax basis were as follows:

	Delaware Tax-Free	Delaware Tax-Free	Delaware National High-Yield
	USA Fund	USA Intermediate Fund	Municipal Bond Fund
Shares of beneficial interest	$642,172,250	$729,549,802	$220,729,679
Distributions payable	(454,956)	(372,905)	(156,750)
Undistributed tax-exempt
income	521,851	389,131	129,670
Realized gains
9/1/10 – 2/28/11	3,694,309	270,354	442,974
Post-October losses	(2,592,785)	(8,228,457)	(2,310,166)
Capital loss carryforward
as of 8/31/10	(7,451,132)	(5,699,308)	(2,342,205)
Unrealized appreciation
(depreciation) of investments	1,855,002	11,309,435	(10,478,292)
Net assets	$637,744,539	$727,218,052	$206,014,910

The differences between book basis and tax basis components of the net assets are primarily attributable to tax treatment of market discount and premium on debt instruments and tax treatment of distributions payable.

Post-October losses represent losses realized on investment transactions from November 1, 2010 through February 28, 2011 that, in accordance with federal income tax regulations, the Funds have elected to defer and treat as having arisen in the following fiscal year.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of market discount and premium on debt instruments. Results of operations and net assets were not affected by these reclassifications. For the six months ended February 28, 2011, the Delaware National High-Yield Municipal Bond Fund recorded the following reclassifications:

Undistributed net investment income	$(40,656)
Accumulated net realized loss	40,656

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Capital loss carryforwards remaining at August 31, 2010 will expire as follows:

	Delaware Tax-Free	Delaware Tax-Free	Delaware National High-Yield
Year of Expiration	USA Fund	USA Intermediate Fund	Municipal Bond Fund
2011	$—	$—	$631,027
2012	—	—	980,742
2015	—	—	355,701
2017	7,451,132	5,699,308	374,735
Total	$7,451,132	$5,699,308	$2,342,205

Notes to financial statements
Delaware National Tax-Free Funds

5. Components of Net Assets on a Tax Basis (continued)

For the six months ended February 28, 2011, the Funds had capital gains which may decrease the capital loss carryforwards.

Delaware Tax-Free	Delaware Tax-Free	Delaware National High-Yield
USA Fund	USA Intermediate Fund	Municipal Bond Fund
$3,694,309	$270,354	$442,974

6. Capital Shares

Transactions in capital shares were as follows:

	Delaware Tax-Free		Delaware Tax-Free		Delaware National High-Yield
	USA Fund		USA Intermediate Fund		Municipal Bond Fund
	Six Months	Year	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	2/28/11	8/31/10	2/28/11	8/31/10	2/28/11	8/31/10
Shares sold:
Class A	11,755,797	5,499,136	8,023,545	20,561,913	4,941,462	8,272,964
Class B	476	7,807	1,503	427	—	2,718
Class C	330,237	866,259	807,945	2,735,842	1,512,050	2,898,321
Institutional Class	287,822	962,114	7,670,773	16,911,847	3,405,245	2,202,319

Shares issued upon reinvestment of dividends and distributions:
Class A	653,106	1,229,783	503,423	1,005,351	263,275	313,502
Class B	4,163	10,383	264	1,078	1,326	3,238
Class C	38,011	61,213	55,035	88,888	70,212	54,352
Institutional Class	7,846	6,078	150,721	85,605	41,408	14,620
	13,077,458	8,642,773	17,213,209	41,390,951	10,234,978	13,762,034

Shares repurchased:
Class A	(7,202,438)	(5,953,210)	(9,458,966)	(21,987,886)	(4,980,269)	(2,460,064)
Class B	(136,142)	(306,421)	(12,877)	(34,462)	(17,553)	(57,274)
Class C	(391,561)	(208,581)	(902,809)	(941,095)	(779,647)	(228,990)
Institutional Class	(456,103)	(316,816)	(4,329,004)	(1,298,699)	(1,363,926)	(563,836)
	(8,186,244)	(6,785,028)	(14,703,656)	(24,262,142)	(7,141,395)	(3,310,164)
Net increase	4,891,214	1,857,745	2,509,553	17,128,809	3,093,583	10,451,870

For the six months ended February 28, 2011 and the year ended August 31, 2010, the following shares and values were converted from Class B to Class A shares. The respective amounts are included in Class B redemptions and Class A subscriptions in the tables above and the statements of changes in net assets.

	Six Months Ended			Year Ended
	2/28/11			8/31/10
	Class B	Class A		Class B	Class A
	Shares	Shares	Value	Shares	Shares	Value
Delaware Tax-Free
USA Fund	47,851	47,809	$542,517	104,388	104,295	$1,173,700
Delaware Tax-Free
USA Intermediate Fund	5,515	5,510	63,258	8,148	8,141	95,087
Delaware National High-Yield
Municipal Bond Fund	1,909	1,913	18,818	8,566	8,583	81,217

7. Line of Credit

Each Fund, along with certain other funds in the Delaware Investments® Family of Funds (Participants), was a participant in a $35,000,000 revolving line of credit with The Bank of New York Mellon (BNY Mellon) to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants were charged an annual commitment fee, which was allocated across the Participants on the basis of each Participant’s allocation of the entire facility. The Participants were permitted to borrow up to a maximum of one third of their net assets under the agreement. The agreement expired on November 16, 2010.

Effective as of November 16, 2010, each Fund, along with the other Participants entered into an amendment to the agreement with BNY Mellon for a $50,000,000 revolving line of credit. The agreement as amended is to be used as described above and operates in substantially the same manner as the original agreement. The new line of credit under the agreement as amended expires on November 15, 2011. The Funds had no amounts outstanding as of February 28, 2011, or at any time during the period then ended.

8. Credit and Market Risk

The Funds concentrate their investments in securities issued by municipalities. The value of these investments may be adversely affected by new legislation within the states, regional or local economic conditions, and differing levels of supply and demand for municipal bonds. Many municipalities insure repayment for their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons and there is no assurance that the insurance company will meet its obligations. A real or perceived decline in creditworthiness of a bond insurer can have an adverse impact on the value of insured bonds held in the Funds. At February 28, 2011, 7.66%, 8.81%, and 2.66% of the Fund’s net assets for the Delaware Tax-Free USA Fund, the Delaware Tax-Free USA Intermediate Fund, and the Delaware National High-Yield Municipal bond Fund, respectively, were insured by bond insurers. These securities have been identified in the statements of net assets.

Notes to financial statements
Delaware National Tax-Free Funds

8. Credit and Market Risk (continued)

As of February 28, 2011, the Funds invested in municipal bonds issued by the state of New York which constituted approximately 16%, 13%, and 11% of the Fund’s portfolio for Delaware Tax-Free USA Fund, Delaware Tax-Free USA Intermediate Fund and Delaware National High-Yield Municipal Bond Fund, respectively.

Each Fund may invest a portion of its assets in high yield fixed income securities, which are securities rated lower than BBB- by Standard & Poor’s (S&P) and Baa3 by Moody’s Investors Service, Inc. (Moody’s), or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

The Funds may invest in advanced refunded bonds, escrow secured bonds or defeased bonds. Under current federal tax laws and regulations, state and local government borrowers are permitted to refinance outstanding bonds by issuing new bonds. The issuer refinances the outstanding debt to either reduce interest costs or to remove or alter restrictive covenants imposed by the bonds being refinanced. A refunding transaction where the municipal securities are being refunded within 90 days from the issuance of the refunding issue is known as a “current refunding”. “Advance refunded bonds” are bonds in which the refunded bond issue remains outstanding for more than 90 days following the issuance of the refunding issue. In an advance refunding, the issuer will use the proceeds of a new bond issue to purchase high grade interest bearing debt securities which are then deposited in an irrevocable escrow account held by an escrow agent to secure all future payments of principal and interest and bond premium of the advance refunded bond. Bonds are “escrowed to maturity” when the proceeds of the refunding issue are deposited in an escrow account for investment sufficient to pay all of the principal and interest on the original interest payment and maturity dates.

Bonds are considered “pre-refunded” when the refunding issue’s proceeds are escrowed only until a permitted call date or dates on the refunded issue with the refunded issue being redeemed at the time, including any required premium. Bonds become “defeased” when the rights and interests of the bondholders and of their lien on the pledged revenues or other security under the terms of the bond contract and are substituted with an alternative source of revenues (the escrow securities) sufficient to meet payments of principal and interest to maturity or to the first call dates. Escrowed secured bonds will often receive a rating of AAA from Moody’s, S&P, and/or Fitch Ratings due to the strong credit quality of the escrow securities and the irrevocable nature of the escrow deposit agreement.

Each Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair each Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, each Fund’s Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of each Fund’s limitation on investments in illiquid assets. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to each Fund’s 15% limit on investments in illiquid securities. As of February 28, 2011, there were no Rule 144A securities. Illiquid securities have been identified on the statements of net assets.

9. Contractual Obligations

The Funds enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Funds has not had prior claims or losses pursuant to these contracts. Management has reviewed each Fund’s existing contracts and expects the risk of loss to be remote.

10. Subsequent Events

Management has determined no material events or transactions occurred subsequent to February 28, 2011 that would require recognition or disclosure in the Funds’ financial statements.

Other Fund information
(Unaudited)
Delaware National Tax-Free Funds

Change in Independent Registered Public Accounting Firm

Due to independence matters under the Securities and Exchange Commission’s auditor independence rules relating to the January 4, 2010 acquisition of Delaware Investments (including DMC, DDLP and DSC) by Macquarie Group, Ernst & Young LLP (E&Y) has resigned as the independent registered public accounting firm for Delaware Group® Tax-Free Fund and Voyageur Mutual Funds (the Trusts) effective May 20, 2010. At a meeting held on May 20, 2010, the Boards of Trustees of the Trusts, upon recommendation of the Audit Committee, selected PricewaterhouseCoopers LLP (PwC) to serve as the independent registered public accounting firm for the Trusts for the fiscal year ended Aug. 31, 2010. During the fiscal years ended Aug. 31, 2009 and 2008, E&Y’s audit reports on the financial statements of the Trusts did not contain any adverse opinion or disclaimer of opinion, nor were they qualified or modified as to uncertainty, audit scope, or accounting principles. In addition, there were no disagreements between the Trusts and E&Y on accounting principles, financial statements disclosures or audit scope, which, if not resolved to the satisfaction of E&Y, would have caused them to make reference to the disagreement in their reports. Neither the Trusts nor anyone on its behalf has consulted with PwC at any time prior to their selection with respect to the application of accounting principles to a specified transaction, either completed or proposed or the type of audit opinion that might be rendered on the Trusts’ financial statements.

About the organization

Board of trustees
Patrick P. Coyne
Chairman, President, and
Chief Executive Officer
Delaware Investments®
Family of Funds
Philadelphia, PA

Thomas L. Bennett
Private Investor
Rosemont, PA

John A. Fry
President
Drexel University
Philadelphia, PA
	Anthony D. Knerr Founder and Managing Director Anthony Knerr & Associates New York, NY Lucinda S. Landreth Former Chief Investment Officer Assurant, Inc. Philadelphia, PA	Ann R. Leven Consultant ARL Associates New York, NY Thomas F. Madison President and Chief Executive Officer MLM Partners, Inc. Minneapolis, MN	Janet L. Yeomans Vice President and Treasurer 3M Corporation St. Paul, MN J. Richard Zecher Founder Investor Analytics Scottsdale, AZ

Affiliated officers
David F. Connor Vice President, Deputy General Counsel, and Secretary Delaware Investments Family of Funds Philadelphia, PA	Daniel V. Geatens Vice President and Treasurer Delaware Investments Family of Funds Philadelphia, PA	David P. O’Connor Senior Vice President, General Counsel, and Chief Legal Officer Delaware Investments Family of Funds Philadelphia, PA	Richard Salus Senior Vice President and Chief Financial Officer Delaware Investments Family of Funds Philadelphia, PA

This semiannual report is for the information of Delaware Tax-Free USA Fund, Delaware Tax-Free USA Intermediate Fund, and Delaware National High-Yield Municipal Bond Fund shareholders, but it may be used with prospective investors when preceded or accompanied by a current prospectus for Delaware Tax-Free USA Fund, Delaware Tax-Free USA Intermediate Fund, and Delaware National High-Yield Municipal Bond Fund and the Delaware Investments Fund fact sheet for the most recently completed calendar quarter. These documents are available at www.delawareinvestments.com.

The prospectus sets forth details about charges, expenses, investment objectives, and operating policies of the investment company. You should read the prospectus carefully before you invest. The figures in this report represent past results that are not a guarantee of future results. The return and principal value of an investment in the investment company will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

Delaware Investments is the marketing name of Delaware Management Holdings, Inc. and its subsidiaries.

Each Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. Each Fund’s Forms N-Q, as well as a description of the policies and procedures that each Fund uses to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s Web site at www.sec.gov. In addition, a description of the policies and procedures that each Fund uses to determine how to vote proxies (if any) relating to portfolio securities and each Fund’s Schedule of Investments are available without charge on each Fund’s Web site at www.delawareinvestments.com. Each Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how each Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through each Fund’s Web site at www.delawareinvestments.com; and (ii) on the SEC’s Web site at www.sec.gov.

Item 2. Code of Ethics

     Not applicable.

Item 3. Audit Committee Financial Expert

     Not applicable.

Item 4. Principal Accountant Fees and Services

     Not applicable.

Item 5. Audit Committee of Listed Registrants

     Not applicable.

Item 6. Investments

     (a) Included as part of report to shareholders filed under Item 1 of this Form N-CSR.

     (b) Divestment of securities in accordance with Section 13(c) of the Investment Company Act of 1940.

     Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

     Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

     Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers

     Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

     Not applicable.

Item 11. Controls and Procedures

     The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

     There were no significant changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by the report to stockholders included herein (i.e., the registrant’s second fiscal quarter) that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a) (1) Code of Ethics

         Not applicable.

(2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2 under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

(3) Written solicitations to purchase securities pursuant to Rule 23c-1 under the Securities Exchange Act of 1934.

          Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith as Exhibit 99.906CERT.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

Name of Registrant: DELAWARE GROUP® TAX FREE FUND

/s/ PATRICK P. COYNE
By:	Patrick P. Coyne
Title:	Chief Executive Officer
Date:	May 2, 2011

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ PATRICK P. COYNE
By:	Patrick P. Coyne
Title:	Chief Executive Officer
Date:	May 2, 2011

/s/ RICHARD SALUS
By:	Richard Salus
Title:	Chief Financial Officer
Date:	May 2, 2011